Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Abacus Property Group	156,693	$423,168
Adbri Ltd.	174,808	393,486
Afterpay Ltd.(a)	64,678	5,991,730
AGL Energy Ltd.	158,367	682,978
ALS Ltd.	182,888	1,834,328
Altium Ltd.	47,511	1,323,497
Alumina Ltd.	1,069,408	1,616,218
AMP Ltd.(a)	1,002,388	820,103
Ampol Ltd.	78,537	1,816,660
Ansell Ltd.	26,774	641,040
APA Group	356,934	2,214,650
Appen Ltd.	55,247	450,182
ARB Corp. Ltd.	25,448	937,271
Aristocrat Leisure Ltd.	173,110	6,139,643
ASX Ltd.	59,003	3,710,568
Atlas Arteria Ltd.	277,870	1,305,891
Aurizon Holdings Ltd.	515,707	1,314,775
AusNet Services Ltd.	831,158	1,545,663
Australia & New Zealand Banking Group Ltd.	806,811	17,169,316
Bank of Queensland Ltd.	108,859	724,775
Bapcor Ltd.	99,409	599,600
Beach Energy Ltd.	584,683	614,213
Bega Cheese Ltd.	168,071	688,414
Bellevue Gold Ltd.(a)(b)	714,642	460,087
Bendigo & Adelaide Bank Ltd.	191,881	1,343,916
BHP Group Ltd.	835,093	22,937,484
BHP Group PLC	594,611	15,704,611
BlueScope Steel Ltd.	180,117	2,814,527
Brambles Ltd.	434,919	3,299,596
Bravura Solutions Ltd.	136,487	287,519
Breville Group Ltd.	37,538	835,515
BWP Trust.	149,434	478,775
carsales.com Ltd.	43,338	811,033
Chalice Mining Ltd.(a)	199,989	1,009,186
Challenger Ltd.	169,076	888,127
Charter Hall Group	177,933	2,334,466
Charter Hall Long Wale REIT	249,120	913,924
Charter Hall Retail REIT	174,461	541,241
CIMIC Group Ltd.	67,389	1,015,471
Cleanaway Waste Management Ltd.	797,073	1,621,053
Cochlear Ltd.	16,599	2,776,383
Coles Group Ltd.	356,434	4,619,020
Commonwealth Bank of Australia	501,690	39,765,052
Computershare Ltd.	179,671	2,556,606
Corporate Travel Management Ltd.(a)(b)	31,963	592,189
Credit Corp. Group Ltd.	28,077	667,888
Cromwell Property Group	558,604	341,860
Crown Resorts Ltd.(a)	134,992	1,017,570
CSL Ltd.	129,283	29,417,091
CSR Ltd.	157,114	705,316
De Grey Mining Ltd.(a)	1,092,856	909,126
Deterra Royalties Ltd.	264,585	778,255
Dexus	355,120	2,912,972
Domino’s Pizza Enterprises Ltd.	16,522	1,694,795
Downer EDI Ltd.	264,137	1,262,879
Eagers Automotive Ltd.	65,191	732,441
EML Payments Ltd.(a)	185,120	415,354
Endeavour Group Ltd.	376,132	1,932,742
Security	Shares	Value

Australia (continued)
Evolution Mining Ltd.	464,710	$1,261,659
Flight Centre Travel Group Ltd.(a)(b)	51,275	775,895
Fortescue Metals Group Ltd.	486,336	5,067,639
GDI Property Group	157,549	138,939
Glencore PLC	2,848,269	14,242,998
Gold Road Resources Ltd.	488,423	506,588
Goodman Group	483,837	8,010,831
GPT Group (The)	627,753	2,450,777
GrainCorp Ltd., Class A	81,524	387,452
Growthpoint Properties Australia Ltd.	114,238	358,517
Harvey Norman Holdings Ltd.	160,189	600,966
Healius Ltd.	159,858	585,349
IDP Education Ltd.	54,883	1,552,807
IGO Ltd.	182,228	1,334,422
Iluka Resources Ltd.	136,280	972,275
Incitec Pivot Ltd.	702,748	1,590,028
Insurance Australia Group Ltd.	675,645	2,448,183
InvoCare Ltd.	52,182	447,086
IOOF Holdings Ltd.	195,603	605,407
IPH Ltd.	91,989	597,490
IRESS Ltd.	59,114	538,902
James Hardie Industries PLC.	125,820	4,942,990
JB Hi-Fi Ltd.	44,237	1,688,941
Lendlease Corp. Ltd.	183,860	1,456,577
Link Administration Holdings Ltd.	127,952	421,291
Lynas Rare Earths Ltd.(a)	276,711	1,543,633
Macquarie Group Ltd.	98,068	14,477,685
Magellan Financial Group Ltd.	45,152	1,187,772
Medibank Pvt Ltd.	897,358	2,255,177
Megaport Ltd.(a)	57,497	778,125
Mesoblast Ltd.(a)(b)	235,181	283,069
Metcash Ltd.	276,705	852,795
Mineral Resources Ltd.	52,248	1,536,002
Mirvac Group	1,217,389	2,598,108
Monadelphous Group Ltd.	26,729	203,873
Nanosonics Ltd.(a)	84,925	381,663
National Australia Bank Ltd.	913,437	19,859,925
National Storage REIT	331,728	600,602
Newcrest Mining Ltd.	230,435	4,317,394
NEXTDC Ltd.(a)	125,781	1,122,826
NIB Holdings Ltd.	287,741	1,448,901
Nine Entertainment Co. Holdings Ltd.	392,410	821,809
Northern Star Resources Ltd.	346,951	2,401,885
Oil Search Ltd.	549,779	1,781,066
Orica Ltd.	122,567	1,406,982
Origin Energy Ltd.	509,112	1,949,888
Orocobre Ltd.(a)	195,199	1,318,256
Orora Ltd.	256,004	640,432
OZ Minerals Ltd.	118,612	2,256,220
Pendal Group Ltd.	94,424	477,597
Perpetual Ltd.	18,527	529,549
Perseus Mining Ltd.(a)	500,282	593,245
Pilbara Minerals Ltd.(a)	796,330	1,335,500
PointsBet Holdings Ltd.(a)	74,524	468,046
PolyNovo Ltd.(a)	302,802	418,337
Premier Investments Ltd.	29,429	682,992
Pro Medicus Ltd.	19,457	785,741
Qantas Airways Ltd.(a)	161,218	652,939
QBE Insurance Group Ltd.	410,408	3,674,560
Qube Holdings Ltd.	152,187	367,544

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Ramelius Resources Ltd.	403,560	$481,453
Ramsay Health Care Ltd.	59,092	3,158,236
REA Group Ltd.	19,880	2,412,810
Reece Ltd.	87,174	1,321,841
Regis Resources Ltd.	215,690	323,459
Reliance Worldwide Corp. Ltd.	181,888	799,782
Rio Tinto Ltd.	104,142	7,135,053
Rio Tinto PLC.	318,715	19,872,347
Santos Ltd.	589,529	3,095,657
Scentre Group	1,503,826	3,430,054
Seek Ltd.	124,593	3,096,495
Seven Group Holdings Ltd.	41,100	671,258
Shopping Centres Australasia Property Group	326,676	686,299
Silver Lake Resources Ltd.(a)	564,390	714,744
Sims Ltd.	83,532	909,333
Sonic Healthcare Ltd.	143,927	4,367,389
South32 Ltd.	1,352,326	3,648,011
Southern Cross Media Group Ltd.	118,276	207,553
Spark Infrastructure Group	225,628	478,354
St. Barbara Ltd.	276,015	303,506
Star Entertainment Grp Ltd. (The)(a)	299,971	833,601
Steadfast Group Ltd.	469,017	1,650,138
Stockland	784,031	2,702,508
Suncorp Group Ltd.	387,574	3,429,581
Sydney Airport(a)	410,641	2,546,564
Tabcorp Holdings Ltd.	831,403	3,130,526
Technology One Ltd.	86,589	804,090
Telstra Corp. Ltd.	1,256,788	3,632,718
Transurban Group	889,473	9,062,976
Treasury Wine Estates Ltd.	199,598	1,741,597
United Malt Grp Ltd.	265,143	811,406
Uniti Group Ltd.(a)	352,447	1,086,213
Vicinity Centres	994,838	1,299,242
Viva Energy Group Ltd.(c)	312,923	551,318
Washington H Soul Pattinson & Co. Ltd.	53,089	1,307,407
Waypoint REIT	509,936	1,051,367
Webjet Ltd.(a)(b)	115,410	552,305
Wesfarmers Ltd.	325,396	14,078,492
Westpac Banking Corp.	1,032,997	20,097,088
WiseTech Global Ltd.	39,928	1,556,146
Woodside Petroleum Ltd.	273,512	4,781,420
Woolworths Group Ltd.	372,265	10,723,024
Worley Ltd.	91,933	755,341
Zip Co. Ltd.(a)(b)	144,039	711,888
		478,356,976
Austria — 0.3%
ams AG(a)(b)	79,362	1,571,234
ANDRITZ AG	12,530	711,685
BAWAG Group AG(c)	14,287	898,584
CA Immobilien Anlagen AG	19,537	838,313
Erste Group Bank AG	86,435	3,706,826
IMMOFINANZ AG.	25,979	622,257
Lenzing AG(a)	5,144	620,320
Oesterreichische Post AG	10,900	459,915
OMV AG	50,898	3,081,534
Raiffeisen Bank International AG.	58,781	1,717,576
S IMMO AG	16,912	400,781
S&T AG(b)	17,291	415,506
Schoeller-Bleckmann Oilfield Equipment AG(a)	8,377	341,690
Telekom Austria AG	56,323	486,631
Security	Shares	Value

Austria (continued)
UNIQA Insurance Group AG	43,174	$401,913
Verbund AG	23,880	2,489,305
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	345,744
voestalpine AG	28,818	1,094,538
Wienerberger AG	39,372	1,393,791
		21,598,143
Belgium — 0.8%
Ackermans & van Haaren NV.	7,722	1,327,921
Aedifica SA	5,240	698,754
Ageas SA/NV.	55,166	2,683,698
Anheuser-Busch InBev SA/NV.	211,169	12,916,613
Barco NV	22,753	512,842
Befimmo SA	9,978	408,324
Bekaert SA	12,841	562,458
bpost SA(a)	52,590	450,556
Cie. d’Entreprises CFE	3,029	309,678
Cofinimmo SA	7,227	1,165,960
D’ieteren Group.	7,651	1,319,218
Elia Group SA/NV.	4,111	479,604
Etablissements Franz Colruyt NV	16,238	797,251
Euronav NV	59,939	637,846
Fagron	24,051	416,488
Galapagos NV(a)(b)	15,333	813,116
Gimv NV	5,448	352,052
Groupe Bruxelles Lambert SA	33,067	3,836,803
KBC Ancora	30,876	1,609,768
KBC Group NV	70,445	6,560,048
Kinepolis Group NV(a)(b)	5,588	351,992
Melexis NV	6,201	715,201
Montea NV	3,536	524,850
Ontex Group NV(a)	18,192	171,544
Proximus SADP	43,451	818,250
Retail Estates NV	3,015	241,444
Sofina SA	3,009	1,331,498
Solvay SA	22,318	2,652,987
Telenet Group Holding NV	13,044	468,619
UCB SA	35,495	4,242,563
Umicore SA	59,700	3,422,988
Warehouses De Pauw CVA	25,297	1,151,937
		53,952,871
Canada — 10.2%
Agnico Eagle Mines Ltd.	68,467	3,634,128
Air Canada(a)	53,983	967,908
Alamos Gold Inc., Class A	56,872	421,853
Algonquin Power & Utilities Corp.	196,280	2,829,376
Alimentation Couche-Tard Inc., Class B	243,464	9,131,867
Allied Properties REIT.	29,169	1,008,046
AltaGas Ltd.	90,248	1,868,256
Altus Group Ltd.	12,958	679,625
ARC Resources Ltd.	224,791	2,156,003
Aritzia Inc.(a)	29,940	1,179,117
Atco Ltd., Class I, NVS	24,089	817,500
ATS Automation Tooling Systems Inc.(a)	24,769	842,778
Aurora Cannabis Inc.(a)(b)	65,278	433,042
B2Gold Corp.	351,405	1,450,937
Badger Infrastructure Solutions Ltd.	12,252	338,078
Ballard Power Systems Inc.(a)(b)	68,816	1,247,207
Bank of Montreal	186,122	20,207,832

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Bank of Nova Scotia (The)	340,332	$22,312,975
Barrick Gold Corp.	493,858	9,062,310
Bausch Health Cos Inc.(a)	98,733	2,767,492
BCE Inc.	23,207	1,194,665
BlackBerry Ltd.(a)	151,872	1,640,699
Boardwalk REIT	12,721	548,783
Bombardier Inc., Class B(a)	980,231	1,576,163
Boralex Inc., Class A	26,504	820,219
Boyd Group Services Inc.	3,411	662,025
Brookfield Asset Management Inc., Class A	367,086	22,162,788
Brookfield Asset Management Reinsurance Partners Ltd., Class A	11,255	693,343
Brookfield Infrastructure Corp., Class A	16,688	1,011,582
Brookfield Renewable Corp., Class A	34,429	1,426,010
BRP Inc.	12,382	1,088,728
CAE Inc.(a)	88,014	2,669,009
Cameco Corp.	123,509	3,000,901
Canada Goose Holdings Inc.(a)	16,856	625,154
Canadian Apartment Properties REIT	20,748	1,013,091
Canadian Imperial Bank of Commerce	128,380	15,577,589
Canadian National Railway Co.	199,400	26,500,737
Canadian Natural Resources Ltd.	336,892	14,318,454
Canadian Pacific Railway Ltd.	190,633	14,754,957
Canadian Tire Corp. Ltd., Class A, NVS	18,086	2,568,808
Canadian Utilities Ltd., Class A, NVS	21,204	614,224
Canadian Western Bank	37,110	1,187,124
Canfor Corp.(a)	23,088	478,326
Canopy Growth Corp.(a)(b)	68,059	860,636
Capital Power Corp.	17,220	565,605
CCL Industries Inc., Class B, NVS	47,991	2,623,296
Cenovus Energy Inc.	380,270	4,547,508
Centerra Gold Inc.	62,031	465,132
CGI Inc.(a)	68,691	6,136,455
CI Financial Corp.	50,280	1,146,495
Cineplex Inc.(a)(b)	25,216	270,171
Cogeco Communications Inc.	5,096	437,665
Colliers International Group Inc.	8,418	1,221,209
Cominar REIT	26,309	245,531
Constellation Software Inc.	5,971	10,493,589
Converge Technology Solutions Corp.(a)	95,200	913,846
Crescent Point Energy Corp.	173,678	872,881
Crombie REIT	21,500	321,041
Cronos Group Inc.(a)(b)	68,272	354,158
Descartes Systems Group Inc. (The)(a)	19,422	1,586,120
Dollarama Inc.	93,684	4,234,553
Dream Industrial REIT	109,486	1,499,505
Dream Office REIT	9,072	171,163
Dye & Durham Ltd.	26,196	801,586
Eldorado Gold Corp.(a)	50,801	454,401
Element Fleet Management Corp.	164,658	1,789,472
Emera Inc.	75,832	3,528,124
Empire Co. Ltd., Class A, NVS.	63,455	1,897,087
Enbridge Inc.	583,016	24,421,097
Enerplus Corp.	169,292	1,603,185
Enghouse Systems Ltd.	17,237	747,503
Equinox Gold Corp.(a)	80,587	597,761
ERO Copper Corp.(a)	22,847	426,258
Fairfax Financial Holdings Ltd.	8,450	3,422,400
Finning International Inc.	52,459	1,553,085
First Majestic Silver Corp.	56,108	710,871
Security	Shares	Value

Canada (continued)
First Quantum Minerals Ltd.	176,091	$4,168,929
FirstService Corp.	12,787	2,550,374
Fortis Inc.	133,610	5,947,459
Franco-Nevada Corp.	53,821	7,679,582
George Weston Ltd.	24,751	2,674,292
GFL Environmental Inc.	51,467	2,116,318
Gibson Energy Inc.	44,865	904,115
Gildan Activewear Inc.	60,686	2,229,142
Granite REIT	16,529	1,339,843
Great-West Lifeco Inc.	95,564	2,811,478
H&R Real Estate Investment Trust	49,438	679,493
Home Capital Group Inc.(a)	20,448	663,536
Hudbay Minerals Inc.	83,588	582,874
Hydro One Ltd.(c)	107,209	2,561,547
iA Financial Corp. Inc.	35,687	2,111,058
IAMGOLD Corp.(a)	139,247	383,672
IGM Financial Inc.	21,154	839,938
Imperial Oil Ltd.	76,136	2,577,649
Innergex Renewable Energy Inc.	34,961	581,930
Intact Financial Corp.	45,474	6,096,147
InterRent REIT.	29,773	436,154
Ivanhoe Mines Ltd., Class A(a)	175,622	1,377,900
Keyera Corp.	68,426	1,753,776
Killam Apartment REIT	30,181	554,554
Kinaxis Inc.(a)	6,065	941,310
Kinross Gold Corp.	331,570	1,993,278
Kirkland Lake Gold Ltd.	83,329	3,512,665
Knight Therapeutics Inc.(a)	32,998	137,047
Labrador Iron Ore Royalty Corp.	17,437	504,822
Laurentian Bank of Canada	14,701	494,983
LifeWorks Inc.	20,158	521,052
Lightspeed Commerce Inc.(a)	31,172	3,038,363
Linamar Corp.	14,014	770,793
Lithium Americas Corp.(a)(b)	41,158	1,193,901
Loblaw Companies Ltd.	52,664	3,960,864
Lundin Mining Corp.	226,056	1,967,213
MAG Silver Corp.(a)	26,424	526,302
Magna International Inc.	84,931	6,908,536
Manulife Financial Corp.	550,623	10,726,827
Maple Leaf Foods Inc.	29,310	638,966
MEG Energy Corp.(a)	86,389	774,123
Methanex Corp.	21,686	971,454
Metro Inc.	79,135	3,981,688
MTY Food Group Inc.	10,471	511,874
National Bank of Canada	102,617	8,495,586
NexGen Energy Ltd.(a)	256,848	1,419,554
NFI Group Inc.	25,091	508,470
North West Co. Inc. (The)	15,819	429,859
Northland Power Inc.	68,107	2,189,704
NorthWest Healthcare Properties REIT	54,200	581,590
Novagold Resources Inc.(a)	73,074	533,766
Nutrien Ltd.	165,610	11,575,036
Nuvei Corp.(a)(c)	16,204	1,947,465
OceanaGold Corp.(a)	231,422	431,953
Onex Corp.	28,206	2,102,003
Open Text Corp.	83,464	4,204,222
Osisko Gold Royalties Ltd.	47,456	599,335
Pan American Silver Corp.	68,170	1,744,460
Parex Resources Inc.	73,409	1,425,354
Parkland Corp.	45,779	1,332,015

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Pason Systems Inc.	28,900	$214,835
Pembina Pipeline Corp.	161,159	5,335,071
Power Corp. of Canada	166,233	5,536,623
PrairieSky Royalty Ltd.	92,659	1,140,269
Premium Brands Holdings Corp.	6,661	719,868
Pretium Resources Inc.(a)	54,193	655,518
Primo Water Corp.	63,211	1,006,187
Quebecor Inc., Class B	58,800	1,498,507
Real Matters Inc.(a)(b)	24,154	176,627
Restaurant Brands International Inc.	77,033	4,361,427
Richelieu Hardware Ltd.	19,884	701,949
RioCan REIT	62,945	1,133,681
Ritchie Bros Auctioneers Inc.	35,387	2,418,703
Rogers Communications Inc., Class B, NVS.	106,464	4,951,574
Royal Bank of Canada	396,840	41,306,504
Russel Metals Inc.	17,977	473,973
Sandstorm Gold Ltd.(a)	69,413	439,159
Saputo Inc.	80,154	1,914,473
Score Media and Gaming Inc.	0	—
Seabridge Gold Inc.(a)	28,353	523,486
Shaw Communications Inc., Class B, NVS	131,902	3,798,471
Shopify Inc., Class A(a)	32,153	46,946,602
Sienna Senior Living Inc.	56,401	646,679
SilverCrest Metals Inc.(a)(b)	70,683	636,238
SmartCentres Real Estate Investment Trust	26,835	676,296
SNC-Lavalin Group Inc.	43,395	1,167,275
Spin Master Corp.(a)(c)	9,856	341,169
SSR Mining Inc.	47,961	756,463
Stantec Inc.	23,910	1,321,464
Stella-Jones Inc.	17,150	615,687
Summit Industrial Income REIT	57,795	1,103,970
Sun Life Financial Inc.	170,320	9,706,423
Suncor Energy Inc.	433,933	11,412,831
Superior Plus Corp.	50,023	556,575
TC Energy Corp.	272,622	14,747,934
Teck Resources Ltd., Class B	144,945	4,045,249
TELUS Corp.	120,930	2,774,081
TFI International Inc.	27,692	3,070,599
Thomson Reuters Corp.	46,285	5,567,589
TMX Group Ltd.	19,356	2,095,597
Torex Gold Resources Inc.(a)	35,956	418,073
Toromont Industries Ltd.	26,215	2,332,364
Toronto-Dominion Bank (The)	510,842	37,083,101
Tourmaline Oil Corp.	87,830	3,174,399
TransAlta Corp.	83,579	937,360
TransAlta Renewables Inc.	29,886	442,398
Transcontinental Inc., Class A	23,578	373,407
Tricon Residential Inc.	76,259	1,109,748
Trillium Therapeutics Inc.(a)	27,085	490,007
Wesdome Gold Mines Ltd.(a)	53,943	485,121
West Fraser Timber Co. Ltd.	25,078	2,007,902
Wheaton Precious Metals Corp.	127,304	5,139,066
Whitecap Resources Inc.	192,138	1,153,511
Winpak Ltd.	14,872	465,411
WSP Global Inc.	34,032	4,613,679
Yamana Gold Inc.	313,116	1,229,593
		665,578,057
Denmark — 2.3%
ALK-Abello A/S(a)	1,777	769,895
Ambu A/S, Class B(b)	43,046	1,225,388
Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class A	547	$1,501,875
AP Moller - Maersk A/S, Class B, NVS	1,908	5,529,284
Bavarian Nordic A/S(a)(b)	22,987	1,100,232
Carlsberg A/S, Class B	31,238	5,157,887
Chemometec A/S	9,407	1,426,448
Chr Hansen Holding A/S	31,060	2,471,285
Coloplast A/S, Class B	33,950	5,544,645
Danske Bank A/S	202,175	3,421,129
Demant A/S(a)	38,393	1,861,214
Dfds A/S(a)	12,120	627,189
Drilling Co. of 1972 A/S (The)(a)(b)	6,712	240,594
DSV A/S	57,233	13,301,934
FLSmidth & Co. A/S	19,555	743,486
Genmab A/S(a)	19,327	8,682,683
GN Store Nord A/S	42,104	2,558,542
H Lundbeck A/S	22,711	632,488
ISS A/S(a)	52,073	1,039,099
Jyske Bank A/S, Registered(a)	24,904	1,214,992
Netcompany Group A/S(c)	12,168	1,385,601
Novo Nordisk A/S, Class B	477,684	52,380,371
Novozymes A/S, Class B	60,888	4,478,849
Orsted A/S(c)	54,592	7,710,709
Pandora A/S	30,846	4,316,452
Ringkjoebing Landbobank A/S	7,042	894,066
Rockwool International A/S, Class B	2,104	962,192
Royal Unibrew A/S	17,524	2,176,925
Schouw & Co. A/S	6,222	605,181
SimCorp A/S	12,732	1,541,772
Topdanmark A/S	13,383	710,248
Tryg A/S	71,338	1,693,072
Vestas Wind Systems A/S	294,918	12,749,191
Zealand Pharma A/S(a)(b)	14,507	465,511
		151,120,429
Finland — 1.2%
Admicom OYJ	3,714	394,991
Cargotec OYJ, Class B	12,966	671,437
Citycon OYJ	31,697	260,550
Elisa OYJ	43,869	2,647,504
Fortum OYJ	141,760	4,215,952
Huhtamaki OYJ	37,333	1,627,832
Kemira OYJ	32,312	496,244
Kesko OYJ, Class B	86,282	2,808,003
Kojamo OYJ	36,809	824,689
Kone OYJ, Class B	95,307	6,499,847
Konecranes OYJ	18,081	752,072
Metsa Board OYJ	53,947	499,284
Metso Outotec OYJ	177,386	1,782,093
Neles OYJ	42,139	631,457
Neste OYJ	124,762	6,945,727
Nokia OYJ(a)	1,544,982	8,867,431
Nokian Renkaat OYJ	50,475	1,895,445
Nordea Bank Abp	896,861	10,983,693
Orion OYJ, Class B	38,066	1,648,395
Outokumpu OYJ(a)	107,195	667,707
QT Group OYJ(a)	8,996	1,455,490
Sampo OYJ, Class A.	130,152	6,919,052
Stora Enso OYJ, Class R	190,005	3,161,592
TietoEVRY OYJ	10,044	308,022
UPM-Kymmene OYJ	160,538	5,665,534
Uponor OYJ	26,156	638,895

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Valmet OYJ	31,262	$1,269,112
Wartsila OYJ Abp	112,938	1,566,250
YIT OYJ	40,781	240,352
		76,344,652
France — 8.8%
ABC arbitrage	13,197	108,621
Accor SA(a)	51,615	1,847,116
Aeroports de Paris(a)(b)	6,659	888,473
Air France-KLM(a)(b)	95,028	447,574
Air Liquide SA	130,111	21,723,031
Airbus SE(a)	164,728	21,131,641
ALD SA(c)	31,034	462,578
Alstom SA	80,155	2,856,547
Alten SA	9,842	1,585,943
Amundi SA(c)	19,025	1,695,073
APERAM SA	16,799	1,001,617
Arkema SA	18,140	2,481,443
Atos SE	24,335	1,269,622
AXA SA	532,103	15,480,464
BioMerieux	12,184	1,551,858
BNP Paribas SA	318,387	21,311,938
Bollore SA	391,536	2,275,685
Bouygues SA	64,791	2,625,027
Bureau Veritas SA	86,135	2,737,803
Capgemini SE	47,766	11,137,256
Carrefour SA	174,830	3,165,097
Casino Guichard Perrachon SA(a)	18,993	473,606
CGG SA(a)	1,163,466	841,414
Cie. de Saint-Gobain	146,993	10,144,359
Cie. Generale des Etablissements Michelin SCA	50,165	7,886,812
Cie. Plastic Omnium SA	17,666	490,441
CNP Assurances.	70,481	1,765,913
Coface SA(a)	30,314	433,423
Covivio	14,469	1,253,216
Credit Agricole SA	305,256	4,605,385
Danone SA	176,642	11,514,538
Dassault Aviation SA	7,978	833,732
Dassault Systemes SE	195,249	11,402,032
Edenred	74,040	4,006,394
Eiffage SA	22,051	2,269,603
Electricite de France SA	138,147	2,036,004
Elior Group SA(a)(c)	52,385	414,459
Elis SA(a)	57,873	1,098,869
Engie SA	507,765	7,223,032
EssilorLuxottica SA	82,165	16,999,717
Eurazeo SE	6,473	606,739
Eurofins Scientific SE	35,459	4,184,691
Eutelsat Communications SA	57,993	824,263
Faurecia SE	37,725	1,970,301
Fnac Darty SA	5,223	339,090
Gaztransport Et Technigaz SA	6,210	513,322
Gecina SA	11,382	1,592,782
Getlink SE	140,808	2,167,193
Hermes International	9,227	14,651,690
ICADE	9,604	753,163
Imerys SA	16,896	732,363
Ipsen SA	12,348	1,277,942
IPSOS	13,330	624,744
JCDecaux SA(a)	37,523	978,987
Kering SA	21,562	16,183,025
Security	Shares	Value

France (continued)
Klepierre SA	59,821	$1,424,114
Korian SA	20,958	698,176
La Francaise des Jeux SAEM(c)	25,836	1,341,545
Lagardere SA(a)	11,715	309,711
Legrand SA	79,704	8,694,911
L’Oreal SA	71,101	32,525,489
LVMH Moet Hennessy Louis Vuitton SE.	78,838	61,818,570
Maisons du Monde SA(c)	15,797	358,381
Neoen SA(a)(b)(c)	17,412	801,691
Nexans SA	7,735	776,080
Nexity SA	12,602	576,128
Orange SA	541,556	5,905,641
Orpea SA	16,074	1,678,993
Pernod Ricard SA	58,915	13,553,990
Publicis Groupe SA	63,645	4,272,706
Remy Cointreau SA	8,464	1,709,809
Renault SA(a)	57,534	2,073,185
Rexel SA	57,901	1,150,852
Rubis SCA	29,504	945,582
Safran SA	93,211	12,545,243
Sanofi	316,283	31,768,763
Sartorius Stedim Biotech	8,970	4,944,002
Schneider Electric SE	155,310	26,778,251
SCOR SE	45,636	1,536,342
SEB SA	8,360	1,309,922
SES SA	102,213	917,996
Societe BIC SA	7,990	464,131
Societe Generale SA	234,491	7,832,919
Sodexo SA(a)	25,100	2,441,960
SOITEC(a)	8,151	2,170,212
Solutions 30 SE(a)(b)	63,958	577,805
Sopra Steria Group SACA.	3,544	696,813
SPIE SA	42,803	1,040,843
Suez SA	106,959	2,433,944
Teleperformance	17,796	7,433,596
Thales SA	32,692	3,016,768
TotalEnergies SE	700,333	35,069,139
Trigano SA	3,829	718,754
Ubisoft Entertainment SA(a)	27,899	1,460,897
Unibail-Rodamco-Westfield(a)	35,212	2,514,302
Valeo.	73,272	2,152,882
Veolia Environnement SA	189,096	6,175,681
Vinci SA	144,411	15,439,008
Vivendi SE	212,186	2,733,499
Wendel SE	10,193	1,357,805
Worldline SA(a)(c)	74,259	4,330,499
		571,355,181
Germany — 6.9%
Aareal Bank AG.	19,459	622,014
adidas AG	53,146	17,394,750
ADLER Group SA(c)	32,830	445,171
AIXTRON SE	45,637	1,083,867
Allianz SE, Registered	113,697	26,401,619
alstria office REIT-AG	40,936	765,169
Amadeus Fire AG	3,264	753,882
Aroundtown SA	271,797	1,888,856
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	423,717
Aurubis AG	14,208	1,224,301
BASF SE	252,666	18,185,292
Bayer AG, Registered	280,588	15,813,281

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	99,250	$10,027,823
Bechtle AG	15,831	1,187,542
Beiersdorf AG	28,267	3,005,726
Brenntag SE	50,611	4,815,042
CANCOM SE	12,701	878,083
Carl Zeiss Meditec AG, Bearer	13,257	2,669,830
Ceconomy AG(a)	61,530	300,201
Commerzbank AG(a)	312,775	2,284,158
CompuGroup Medical SE & Co. KgaA	7,732	646,231
Continental AG(a)	31,101	3,656,588
Covestro AG(c)	49,870	3,193,606
CTS Eventim AG & Co. KGaA(a)	23,036	1,675,421
Daimler AG, Registered	246,977	24,515,534
Delivery Hero SE(a)(c)	44,976	5,609,632
Deutsche Bank AG, Registered(a)	595,087	7,644,076
Deutsche Boerse AG.	53,252	8,840,208
Deutsche EuroShop AG	17,387	353,897
Deutsche Lufthansa AG, Registered(a)	182,468	1,206,207
Deutsche Pfandbriefbank AG(c)	50,123	621,919
Deutsche Post AG, Registered	286,644	17,745,263
Deutsche Telekom AG, Registered	931,590	17,324,919
Duerr AG	17,108	775,385
E.ON SE	638,013	8,089,877
Encavis AG	31,397	657,953
Evonik Industries AG	66,401	2,151,446
Evotec SE(a)	49,201	2,385,014
flatexDEGIRO AG(a)	39,581	899,107
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	898,866
Freenet AG	53,534	1,378,781
Fresenius Medical Care AG & Co. KGaA	58,784	3,904,966
Fresenius SE & Co. KGaA	120,055	5,456,949
GEA Group AG	50,907	2,507,229
Gerresheimer AG	4,126	378,571
Grand City Properties SA	31,784	814,104
GRENKE AG(b)	9,837	383,565
Hamborner REIT AG	68,958	773,912
Hannover Rueck SE	12,503	2,282,846
HeidelbergCement AG	43,602	3,283,445
HelloFresh SE(a)	46,514	3,769,442
Henkel AG & Co. KGaA	35,410	2,957,170
HOCHTIEF AG	6,250	482,189
Hugo Boss AG	23,302	1,459,106
Hypoport SE(a)	1,287	792,320
Infineon Technologies AG	371,782	17,411,047
Jenoptik AG	15,064	576,620
K+S AG, Registered(a)	78,281	1,348,959
KION Group AG	24,462	2,671,954
Knorr-Bremse AG	21,207	2,238,229
Krones AG.	4,470	460,654
LANXESS AG	26,760	1,803,152
LEG Immobilien SE	20,082	2,987,058
Merck KGaA.	39,133	9,248,096
METRO AG.	107,604	1,360,236
MorphoSys AG(a)	13,324	627,111
MTU Aero Engines AG	15,821	3,523,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,175	11,599,181
Nemetschek SE	23,132	2,655,937
Norma Group SE	9,180	394,382
PATRIZIA AG	16,106	444,983
Security	Shares	Value

Germany (continued)
Pfeiffer Vacuum Technology AG	1,635	$408,253
ProSiebenSat.1 Media SE	59,492	996,535
Puma SE	27,923	3,463,843
Rational AG	1,224	1,214,877
Rheinmetall AG	16,454	1,596,481
RWE AG	184,866	7,115,798
SAP SE	294,933	42,709,568
Scout24 SE(c)	33,401	2,326,247
Siemens AG, Registered	215,765	35,079,480
Siemens Healthineers AG(c)	79,631	5,295,933
Siltronic AG(b)	6,508	1,015,314
Sixt SE(a)	5,450	939,647
Software AG	16,117	662,867
Stroeer SE & Co. KGaA	14,824	1,257,209
Suedzucker AG	70,223	1,114,026
Symrise AG	38,427	5,315,303
TAG Immobilien AG	25,043	760,833
TeamViewer AG(a)(c)	52,523	783,920
Telefonica Deutschland Holding AG	414,120	1,078,956
thyssenkrupp AG(a)	126,604	1,317,907
TUI AG(a)(b)	336,059	1,125,388
Uniper SE	31,548	1,394,631
United Internet AG, Registered(d)	32,154	1,186,495
Varta AG(b)	5,421	835,416
Vitesco Technologies Group AG(a)	8,633	494,995
Volkswagen AG	9,516	3,093,631
Vonovia SE	154,238	9,356,508
Zalando SE(a)(c)	63,215	5,972,589
zooplus AG(a)	2,272	1,256,485
		448,206,732
Hong Kong — 2.4%
AIA Group Ltd.	3,450,200	38,666,422
ASM Pacific Technology Ltd.	103,900	1,124,240
Bank of East Asia Ltd. (The)	533,600	876,315
BOC Hong Kong Holdings Ltd.	1,101,500	3,490,482
Budweiser Brewing Co. APAC Ltd.(c)	533,800	1,464,108
Cafe de Coral Holdings Ltd.	136,000	248,170
Champion REIT.	668,000	350,386
Chow Tai Fook Jewellery Group Ltd.	617,800	1,260,064
CITIC Telecom International Holdings Ltd.	600,000	212,566
CK Asset Holdings Ltd.	665,500	4,110,830
CK Hutchison Holdings Ltd.	700,500	4,696,446
CK Infrastructure Holdings Ltd.	234,500	1,413,799
CLP Holdings Ltd.	396,000	3,877,204
Comba Telecom Systems Holdings Ltd.(b)	1,406,000	391,503
Dah Sing Financial Holdings Ltd.	122,000	378,171
ESR Cayman Ltd.(a)(c)	624,800	2,021,768
Futu Holdings Ltd., ADR(a)(b)	15,278	817,679
Galaxy Entertainment Group Ltd.(a)	630,000	3,389,854
Haitong International Securities Group Ltd.	943,000	216,762
Hang Lung Group Ltd.(b)	255,000	597,095
Hang Lung Properties Ltd.	629,000	1,459,817
Hang Seng Bank Ltd.	243,600	4,629,114
Health and Happiness H&H International Holdings Ltd.	72,500	170,150
Henderson Land Development Co. Ltd.	452,572	1,895,000
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,037,500	1,033,433
HKBN Ltd.	324,500	388,791
HKT Trust & HKT Ltd., Class SS	1,273,000	1,727,503
Hong Kong & China Gas Co. Ltd.	3,347,482	5,200,416

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	314,900	$18,970,113
Hong Kong Technology Venture Co. Ltd.	227,000	341,649
Hongkong Land Holdings Ltd.(b)	358,900	1,981,943
Hysan Development Co. Ltd.	183,000	636,225
Jardine Matheson Holdings Ltd.	62,400	3,624,386
Johnson Electric Holdings Ltd.	145,000	320,952
K Wah International Holdings Ltd.	544,000	217,608
Kerry Logistics Network Ltd.	362,398	878,741
Kerry Properties Ltd.	248,500	702,435
Link REIT	620,400	5,496,396
Luk Fook Holdings International Ltd.	127,000	346,124
Man Wah Holdings Ltd.	615,600	952,728
Melco International Development Ltd.(a)	221,000	287,036
Melco Resorts & Entertainment Ltd., ADR(a)	75,523	817,914
MTR Corp. Ltd.	379,000	2,067,488
New World Development Co. Ltd.	484,000	2,099,316
NWS Holdings Ltd.	678,000	673,278
Pacific Basin Shipping Ltd.	1,968,000	908,245
PCCW Ltd.	2,542,000	1,308,696
Power Assets Holdings Ltd.	330,000	2,016,729
Sands China Ltd.(a)	567,200	1,292,748
Sino Land Co. Ltd.	944,000	1,240,779
SITC International Holdings Co. Ltd.	343,000	1,159,285
SJM Holdings Ltd.(a)	771,000	573,408
Sun Hung Kai Properties Ltd.	348,500	4,620,525
Sunlight REIT.	510,000	294,968
Swire Pacific Ltd., Class A.	131,500	826,686
Swire Properties Ltd.	420,200	1,126,542
Techtronic Industries Co. Ltd.	388,500	7,981,830
Value Partners Group Ltd.(b)	804,000	411,579
Vitasoy International Holdings Ltd.(b)	236,000	568,870
VTech Holdings Ltd.	60,400	465,108
WH Group Ltd.(c)	3,092,500	2,167,886
Wharf Real Estate Investment Co. Ltd.	534,000	3,016,170
Wynn Macau Ltd.(a)	546,000	488,272
Xinyi Glass Holdings Ltd.	568,000	1,600,593
Yue Yuen Industrial Holdings Ltd.(a)	325,000	689,881
		159,281,220
Ireland — 0.7%
AIB Group PLC(a)	294,607	797,347
Bank of Ireland Group PLC(a)	292,078	1,739,963
Cairn Homes PLC(a)	449,264	583,248
CRH PLC	232,997	11,149,797
Flutter Entertainment PLC, Class DI(a)	47,247	8,944,166
Glanbia PLC.	65,501	1,069,703
Glenveagh Properties PLC(a)(c)	450,877	568,123
Grafton Group PLC	75,137	1,380,079
Greencore Group PLC(a)	556,596	984,155
Kerry Group PLC, Class A	45,790	6,145,548
Kingspan Group PLC	42,907	4,939,667
Smurfit Kappa Group PLC	79,183	4,150,503
		42,452,299
Israel — 0.9%
Airport City Ltd.(a)	21,124	403,261
Alony Hetz Properties & Investments Ltd.	87,473	1,432,152
Amot Investments Ltd.	71,365	545,490
AudioCodes Ltd.	15,290	532,302
Azrieli Group Ltd.	17,173	1,606,076
Bank Hapoalim BM	345,585	3,403,653
Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM.	464,955	$4,442,350
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	611,354	766,859
Check Point Software Technologies Ltd.(a)(b)	33,104	3,959,238
Cognyte Software Ltd.(a)	24,542	488,631
Compugen Ltd.(a)(b)	51,377	333,437
CyberArk Software Ltd.(a)(b)	12,582	2,266,144
Elbit Systems Ltd.	10,103	1,592,551
Energix-Renewable Energies Ltd.	123,053	579,159
Enlight Renewable Energy Ltd.(a)	371,984	917,062
First International Bank Of Israel Ltd. (The)	42,973	1,723,350
Fiverr International Ltd.(a)(b)	7,281	1,240,318
Gav-Yam Lands Corp. Ltd.	47,806	568,981
Gazit-Globe Ltd.	39,119	317,032
Harel Insurance Investments & Financial Services Ltd.	41,324	462,012
ICL Group Ltd.	256,105	2,194,819
Inmode Ltd.(a)	25,601	2,425,439
Isracard Ltd.	177,984	715,417
Israel Discount Bank Ltd., Class A(a)	391,576	2,365,991
Kornit Digital Ltd.(a)(b)	12,477	2,087,153
Mehadrin Ltd.(a)	0	2
Melisron Ltd.(a)	9,292	786,391
Mivne Real Estate KD Ltd.	347,291	1,266,185
Mizrahi Tefahot Bank Ltd.	57,106	2,077,801
Nano Dimension Ltd., ADR(a)(b)	131,356	772,373
Nice Ltd.(a)	20,062	5,671,512
Nova Ltd.(a)	12,295	1,312,905
Paz Oil Co. Ltd.(a)	3,681	469,157
Phoenix Holdings Ltd. (The)	41,312	522,181
Radware Ltd.(a)	14,350	508,421
REIT 1 Ltd.(b)	78,454	490,567
Shapir Engineering and Industry Ltd.	42,479	347,719
Shikun & Binui Ltd.(a)(b)	75,140	446,913
Shufersal Ltd.	87,162	721,879
Strauss Group Ltd.	14,720	432,664
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	331,546	2,897,712
Tower Semiconductor Ltd.(a)(b)	25,819	845,362
Wix.com Ltd.(a)(b)	16,857	3,134,728
		60,073,349
Italy — 2.0%
A2A SpA	627,825	1,321,162
ACEA SpA	18,252	395,823
Amplifon SpA	45,830	2,332,208
Anima Holding SpA(c)	87,325	463,996
Ascopiave SpA	48,700	198,376
Assicurazioni Generali SpA	271,967	5,922,134
Atlantia SpA(a)	141,011	2,725,514
Autogrill SpA(a)	69,741	547,502
Azimut Holding SpA	29,493	849,348
Banca Generali SpA(a)	18,061	849,674
Banca Popolare di Sondrio SCPA.	336,501	1,462,271
Banco BPM SpA	500,134	1,555,312
BFF Bank SpA(c)	57,934	518,743
BPER Banca	327,959	719,072
Brembo SpA	90,508	1,188,790
Brunello Cucinelli SpA(a)	13,813	838,037
Buzzi Unicem SpA	29,972	699,050
Cerved Group SpA(a)(b)	58,276	699,599
CNH Industrial NV	305,583	5,263,838
De’ Longhi SpA	22,429	877,421
DiaSorin SpA	5,213	1,178,471

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enav SpA(a)(c)	80,494	$353,226
Enel SpA	2,262,887	18,944,397
Eni SpA	691,080	9,904,863
ERG SpA	30,343	1,096,108
Ferrari NV	36,676	8,702,733
FinecoBank Banca Fineco SpA(a)	158,393	3,024,956
Hera SpA	311,593	1,274,802
Infrastrutture Wireless Italiane SpA(c)	49,713	549,234
Interpump Group SpA	11,088	816,765
Intesa Sanpaolo SpA	4,734,775	13,457,064
Iren SpA	189,662	589,410
Italgas SpA	27,509	174,778
Leonardo SpA(a)	87,481	641,898
Mediobanca Banca di Credito Finanziario SpA(a)	202,576	2,417,283
Moncler SpA	61,400	4,418,613
Nexi SpA(a)(c)	130,677	2,272,101
Pirelli & C SpA(c)	114,446	703,882
Poste Italiane SpA(c)	175,891	2,512,045
Prysmian SpA	81,006	3,062,761
Recordati Industria Chimica e Farmaceutica SpA	38,145	2,390,049
Reply SpA	4,960	962,752
Saipem SpA(a)(b)	542,883	1,189,443
Salvatore Ferragamo SpA(a)	19,008	404,454
Snam SpA	610,008	3,454,957
Societa Cattolica Di Assicurazione SPA(a)	45,550	346,475
Tamburi Investment Partners SpA	55,224	623,401
Technogym SpA(c)	40,249	423,044
Telecom Italia SpA/Milano	1,932,266	689,335
Tenaris SA	150,007	1,670,521
Terna - Rete Elettrica Nazionale	426,255	3,175,938
UniCredit SpA	576,244	7,617,623
Unipol Gruppo SpA	209,262	1,201,873
		129,673,125
Japan — 21.1%
77 Bank Ltd. (The)	48,200	491,714
ABC-Mart Inc.	15,100	725,766
Acom Co. Ltd.	186,700	622,668
Activia Properties Inc.	203	832,233
Adeka Corp.	30,700	682,932
Advance Residence Investment Corp.	202	662,847
Advantest Corp.	58,700	4,812,691
Aeon Co. Ltd.	191,400	4,403,087
Aeon Delight Co. Ltd.	17,500	537,458
AEON Financial Service Co. Ltd.	62,800	797,882
Aeon Mall Co. Ltd.	33,800	495,160
AEON REIT Investment Corp.	659	890,864
AGC Inc.	45,000	2,240,800
Ai Holdings Corp.	17,600	332,186
Aica Kogyo Co. Ltd.	15,300	468,957
Aiful Corp.(b)	287,400	957,485
Ain Holdings Inc.	7,900	466,293
Air Water Inc.	52,600	804,785
Aisin Corp.	44,500	1,628,378
Ajinomoto Co. Inc.	133,000	3,982,110
Alfresa Holdings Corp.	55,900	788,021
Alps Alpine Co. Ltd.	70,500	688,860
Amada Co. Ltd.	74,300	734,044
Amano Corp.	15,700	388,507
ANA Holdings Inc.(a)	15,200	354,176
AnGes Inc.(a)(b)	57,100	271,042
Security	Shares	Value

Japan (continued)
Anritsu Corp.	42,300	$701,437
Aozora Bank Ltd.	38,500	880,687
Arcs Co. Ltd.	16,400	315,163
Ariake Japan Co. Ltd.	7,500	488,309
As One Corp.	6,000	822,495
Asahi Group Holdings Ltd.	119,600	5,427,477
Asahi Holdings Inc.	49,500	883,482
Asahi Intecc Co. Ltd.	62,800	1,655,368
Asahi Kasei Corp.	376,400	3,954,213
Asics Corp.	43,600	1,086,574
Astellas Pharma Inc.	551,800	9,302,668
Atom Corp.(b)	78,800	531,556
Autobacs Seven Co. Ltd.	52,500	679,006
Awa Bank Ltd. (The)	13,900	258,921
Azbil Corp.	24,700	1,053,030
Bandai Namco Holdings Inc.	54,800	4,187,736
Bank of Kyoto Ltd. (The)	16,500	742,058
BASE Inc.(a)(b)	69,600	568,742
BayCurrent Consulting Inc.	4,100	1,701,581
Benefit One Inc.	29,500	1,488,764
Benesse Holdings Inc.	47,200	1,079,850
Bic Camera Inc.	83,500	720,149
BML Inc.	14,800	520,218
Bridgestone Corp.	142,500	6,304,098
Brother Industries Ltd.	67,100	1,297,307
Calbee Inc.	27,300	703,397
Canon Inc.	279,800	6,362,475
Canon Marketing Japan Inc.	18,500	366,491
Capcom Co. Ltd.	44,400	1,195,044
Casio Computer Co. Ltd.	30,400	430,194
Central Glass Co. Ltd.	13,800	256,978
Central Japan Railway Co.	40,400	5,992,958
Change Inc.(a)(b)	17,400	313,555
Chiba Bank Ltd. (The)	243,600	1,509,885
Chubu Electric Power Co. Inc.	173,200	1,792,815
Chudenko Corp.	12,200	238,883
Chugai Pharmaceutical Co. Ltd.	197,000	7,365,704
Chugoku Bank Ltd.(The).	72,600	526,652
Chugoku Electric Power Co. Inc. (The)	82,300	682,665
Citizen Watch Co. Ltd.	128,900	562,141
CKD Corp.	17,900	354,870
Coca-Cola Bottlers Japan Holdings Inc.	48,700	670,188
COLOPL Inc.(a)	30,300	218,908
Colowide Co. Ltd.	26,800	387,432
Comforia Residential REIT Inc.	261	760,272
COMSYS Holdings Corp.	11,400	282,276
Concordia Financial Group Ltd.	392,600	1,560,456
Cosmo Energy Holdings Co. Ltd.	23,300	476,313
Cosmos Pharmaceutical Corp.	3,200	489,015
CRE Logistics REIT Inc.(b)	633	1,231,527
Create Restaurants Holdings Inc.	54,700	376,069
Create SD Holdings Co. Ltd.	10,900	335,089
Credit Saison Co. Ltd.	47,900	587,240
CyberAgent Inc.	109,800	1,839,758
CYBERDYNE Inc.(a)(b)	71,400	249,359
Dai Nippon Printing Co. Ltd.	67,300	1,667,362
Daicel Corp.	75,300	563,791
Daido Steel Co. Ltd.	8,200	314,165
Daifuku Co. Ltd.	26,700	2,457,986
Daiichi Jitsugyo Co. Ltd.	4,300	200,013

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dai-ichi Life Holdings Inc.	288,800	$6,075,934
Daiichi Sankyo Co. Ltd.	492,400	12,424,418
Daiichikosho Co. Ltd.	20,600	747,974
Daikin Industries Ltd.	67,900	14,871,101
Daio Paper Corp.	49,100	863,991
Daiseki Co. Ltd.	24,360	1,137,046
Daishi Hokuetsu Financial Group Inc.	17,200	385,201
Daito Trust Construction Co. Ltd.	14,400	1,785,371
Daiwa House Industry Co. Ltd.	136,200	4,493,261
Daiwa House REIT Investment Corp.	507	1,454,904
Daiwa Office Investment Corp.	112	722,948
Daiwa Securities Group Inc.	458,200	2,574,236
Daiwa Securities Living Investments Corp.	663	669,773
Daiwabo Holdings Co. Ltd.	43,400	764,056
DCM Holdings Co. Ltd.	44,700	435,830
DeNA Co. Ltd.	75,200	1,389,108
Denka Co. Ltd.	24,700	808,657
Denso Corp.	113,800	8,249,948
Dentsu Group Inc.	62,400	2,280,326
DIC Corp.	46,700	1,236,465
Digital Garage Inc.	16,500	770,781
Dip Corp.	11,100	398,260
Disco Corp.	5,500	1,482,787
DMG Mori Co. Ltd.	35,700	614,783
Dowa Holdings Co. Ltd.	17,600	735,045
DTS Corp.	45,800	1,016,242
Duskin Co. Ltd.	14,100	339,667
Earth Corp.	6,000	368,193
East Japan Railway Co.	73,900	4,602,970
Ebara Corp.	37,900	2,068,084
EDION Corp.	30,600	290,415
Eiken Chemical Co. Ltd.	14,400	242,065
Eisai Co. Ltd.	65,700	4,655,248
Elecom Co. Ltd.	20,500	313,559
Electric Power Development Co. Ltd.	51,600	682,131
en Japan Inc.	12,900	512,284
ENEOS Holdings Inc.	911,800	3,676,605
Exeo Group Inc.	32,100	741,962
Ezaki Glico Co. Ltd.	17,900	649,653
Fancl Corp.	30,400	921,666
Fanuc Corp.	54,700	10,809,874
Fast Retailing Co. Ltd.	15,900	10,554,699
FCC Co. Ltd.	15,200	210,441
Food & Life Companies Ltd.	29,000	1,256,959
FP Corp.	15,100	512,751
Freee KK(a)	13,200	947,441
Frontier Real Estate Investment Corp.(b)	170	752,104
Fuji Corp./Aichi	49,200	1,147,642
Fuji Electric Co. Ltd.	26,200	1,281,117
Fuji Kyuko Co. Ltd.	14,900	600,275
Fuji Oil Holdings Inc.	15,000	352,019
Fuji Seal International Inc.	19,200	422,237
Fuji Soft Inc.	12,400	631,452
FUJIFILM Holdings Corp.	103,000	7,959,570
Fujikura Ltd.(a)	105,100	566,893
Fujitec Co. Ltd.	22,100	502,014
Fujitsu General Ltd.	26,400	647,382
Fujitsu Ltd.	57,200	9,885,856
Fujiya Co. Ltd.	20,500	424,286
Fukuoka Financial Group Inc.	44,800	804,846
Security	Shares	Value

Japan (continued)
Fukuoka REIT Corp.	390	$578,843
Fukuyama Transporting Co. Ltd.	12,300	489,970
Funai Soken Holdings Inc.	16,200	450,062
Furukawa Electric Co. Ltd.	19,500	426,681
Fuyo General Lease Co. Ltd.	7,500	487,436
Giken Ltd.	7,600	290,000
Global One Real Estate Investment Corp.	295	303,844
Glory Ltd.	17,300	372,387
GLP J-REIT	1,200	1,957,271
GMO internet Inc.	41,100	1,134,943
GMO Payment Gateway Inc.	9,300	1,178,275
GNI Group Ltd.(a)(b)	61,700	864,541
Goldwin Inc.	7,600	459,871
GS Yuasa Corp.	32,500	707,513
GungHo Online Entertainment Inc.	35,800	671,639
Gunma Bank Ltd. (The)	263,000	811,957
H.U. Group Holdings Inc.	17,200	424,174
H2O Retailing Corp.	47,100	376,149
Hachijuni Bank Ltd. (The)	140,000	467,907
Hakuhodo DY Holdings Inc.	64,100	1,045,061
Hamakyorex Co. Ltd.	7,200	199,615
Hamamatsu Photonics KK.	44,400	2,635,246
Hankyu Hanshin Holdings Inc.	63,300	1,962,652
Hankyu Hanshin REIT Inc.	325	479,324
Hanwa Co. Ltd.	12,000	360,462
Harmonic Drive Systems Inc.	13,200	598,379
Haseko Corp.	71,300	928,400
Hazama Ando Corp.	60,500	409,688
Heiwa Corp.	21,900	390,500
Heiwa Real Estate Co. Ltd.	18,400	580,906
Heiwa Real Estate REIT Inc.	480	670,156
Heiwado Co. Ltd.	13,600	235,418
Hikari Tsushin Inc.	3,800	585,785
Hino Motors Ltd.	194,300	1,838,016
Hirogin Holdings Inc.	138,200	761,377
Hirose Electric Co. Ltd.	4,305	719,929
HIS Co. Ltd.(a)(b)	17,200	386,775
Hisamitsu Pharmaceutical Co. Inc.	15,400	525,395
Hitachi Construction Machinery Co. Ltd.	18,200	580,688
Hitachi Ltd.	273,800	15,777,599
Hitachi Metals Ltd.(a)	46,200	874,596
Hitachi Transport System Ltd.	16,300	642,158
Hitachi Zosen Corp.	180,800	1,417,639
Hogy Medical Co. Ltd.	9,400	257,718
Hokkaido Electric Power Co. Inc.	89,600	372,365
Hokuhoku Financial Group Inc.	45,300	324,065
Hokuriku Electric Power Co.	74,500	354,752
Honda Motor Co. Ltd.	458,000	13,546,661
Horiba Ltd.	10,100	662,167
Hoshino Resorts REIT Inc.	155	1,012,081
Hoshizaki Corp.	8,800	740,000
Hosiden Corp.	47,800	503,979
House Foods Group Inc.	24,000	688,603
Hoya Corp.	107,200	15,780,748
Hulic Co. Ltd.	39,800	382,697
Hulic Reit Inc.	443	671,139
Ibiden Co. Ltd.	24,900	1,496,139
Ichibanya Co. Ltd.	6,400	258,745
Ichigo Inc.	167,300	500,824
Ichigo Office REIT Investment Corp.	676	512,075

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Idemitsu Kosan Co. Ltd.	45,300	$1,237,247
IHI Corp.	40,400	943,655
Iida Group Holdings Co. Ltd.	31,800	784,013
Inaba Denki Sangyo Co. Ltd.	16,900	405,390
Industrial & Infrastructure Fund Investment Corp.	419	768,256
Infocom Corp.	15,900	305,285
Infomart Corp.	73,600	718,214
INFRONEER Holdings Inc.	89,452	740,888
Inpex Corp.	258,600	2,156,548
Internet Initiative Japan Inc.	17,600	615,794
Invincible Investment Corp.	2,564	1,013,674
IR Japan Holdings Ltd.	5,300	488,769
Iriso Electronics Co. Ltd.	12,700	583,445
Isetan Mitsukoshi Holdings Ltd.	129,400	946,037
Isuzu Motors Ltd.	137,100	1,844,379
Ito En Ltd.	10,200	679,378
Itochu Corp.	330,600	9,428,999
Itochu Techno-Solutions Corp.	13,300	420,137
Itoham Yonekyu Holdings Inc.	127,400	776,830
Iwatani Corp.	14,000	826,916
Iyo Bank Ltd. (The)	88,800	434,456
Izumi Co. Ltd.	15,200	460,845
J Front Retailing Co. Ltd.	123,000	1,140,076
JAFCO Group Co. Ltd.	13,100	829,979
Japan Airlines Co. Ltd.(a)	34,800	748,945
Japan Airport Terminal Co. Ltd.(a)	17,500	868,132
Japan Aviation Electronics Industry Ltd.	46,500	771,007
Japan Display Inc.(a)	515,200	154,214
Japan Elevator Service Holdings Co. Ltd.	44,400	962,184
Japan Excellent Inc.	483	583,188
Japan Exchange Group Inc.	132,200	3,130,239
Japan Hotel REIT Investment Corp.	1,706	1,030,268
Japan Lifeline Co. Ltd.	26,400	284,278
Japan Logistics Fund Inc.	339	1,012,762
Japan Material Co. Ltd.	56,000	778,746
Japan Metropolitan Fund Invest	2,050	1,882,964
Japan Petroleum Exploration Co. Ltd.	13,300	242,029
Japan Post Bank Co. Ltd.	60,600	472,802
Japan Post Holdings Co. Ltd.	696,400	5,351,069
Japan Post Insurance Co. Ltd.	62,900	1,020,533
Japan Prime Realty Investment Corp.	165	605,205
Japan Real Estate Investment Corp.	192	1,176,813
Japan Steel Works Ltd. (The)	24,800	728,556
Japan Tobacco Inc.	321,800	6,317,311
JCR Pharmaceuticals Co. Ltd.	23,200	569,395
Jeol Ltd.	13,400	1,015,563
JFE Holdings Inc.	128,800	1,968,121
JGC Holdings Corp.	79,000	742,387
JINS Holdings Inc.	12,400	784,006
JMDC Inc.(a)	21,700	1,631,407
JSR Corp.	56,300	2,041,975
JTEKT Corp.	71,200	630,235
Justsystems Corp.	12,000	620,236
Kadokawa Corp.	17,500	924,010
Kagome Co. Ltd.	26,500	672,458
Kajima Corp.	125,600	1,546,482
Kakaku.com Inc.	45,200	1,499,958
Kaken Pharmaceutical Co. Ltd.	11,600	457,548
Kamigumi Co. Ltd.	43,100	867,816
Kanamoto Co. Ltd.	12,100	259,191
Security	Shares	Value

Japan (continued)
Kandenko Co. Ltd.	74,700	$579,061
Kaneka Corp.	13,500	517,710
Kanematsu Corp.	34,300	398,332
Kansai Electric Power Co. Inc. (The)	195,200	1,797,228
Kansai Paint Co. Ltd.	52,400	1,213,374
Kao Corp.	124,400	7,037,063
Katitas Co. Ltd.	25,100	916,495
Kato Sangyo Co. Ltd.	8,900	250,932
Kawasaki Heavy Industries Ltd.	45,300	919,247
Kawasaki Kisen Kaisha Ltd.(a)	26,900	1,296,591
KDDI Corp.	454,800	13,907,776
Keihan Holdings Co. Ltd.	29,700	781,306
Keikyu Corp.	65,000	733,617
Keio Corp.	19,300	974,220
Keisei Electric Railway Co. Ltd.	43,100	1,386,993
Kenedix Office Investment Corp.	83	525,534
Kenedix Residential Next Investment Corp.	401	771,215
Kenedix Retail REIT Corp.	330	842,011
Kewpie Corp.	34,200	750,155
Keyence Corp.	54,400	32,836,641
KH Neochem Co. Ltd.	13,700	352,101
Kikkoman Corp.	46,700	3,819,596
Kinden Corp.	64,500	1,058,485
Kintetsu Group Holdings Co. Ltd.(a)	44,900	1,413,362
Kirin Holdings Co. Ltd.	221,600	3,857,135
Kissei Pharmaceutical Co. Ltd.	9,400	188,031
Kitz Corp.	79,200	529,833
Kiyo Bank Ltd. (The)	51,500	676,302
Kobayashi Pharmaceutical Co. Ltd.	8,200	656,541
Kobe Bussan Co. Ltd.	35,700	1,229,746
Kobe Steel Ltd.	118,300	695,059
Koei Tecmo Holdings Co. Ltd.	28,690	1,335,468
Koito Manufacturing Co. Ltd.	19,600	1,112,068
Kokuyo Co. Ltd.	31,400	477,872
Komatsu Ltd.	260,700	6,828,072
KOMEDA Holdings Co. Ltd.	28,800	522,355
Konami Holdings Corp.	22,000	1,210,672
Konica Minolta Inc.	320,000	1,583,900
Kose Corp.	7,300	847,718
Kotobuki Spirits Co. Ltd.	8,600	575,008
K’s Holdings Corp.	70,600	728,783
Kubota Corp.	299,500	6,380,247
Kumagai Gumi Co. Ltd.	16,300	403,449
Kuraray Co. Ltd.	76,900	695,872
Kureha Corp.	5,600	363,932
Kurita Water Industries Ltd.	14,400	711,238
Kusuri no Aoki Holdings Co. Ltd.	8,500	565,806
Kyocera Corp.	79,500	4,654,483
KYORIN Holdings Inc.	23,100	354,837
Kyoritsu Maintenance Co. Ltd.	9,800	367,219
Kyowa Kirin Co. Ltd.	63,700	2,094,969
Kyudenko Corp.	14,500	459,942
Kyushu Electric Power Co. Inc.	113,600	800,242
Kyushu Financial Group Inc.	139,000	468,092
Kyushu Railway Co.	41,300	924,482
LaSalle Logiport REIT	567	943,217
Lasertec Corp.	21,300	4,620,303
Lawson Inc.	14,400	696,378
Leopalace21 Corp.(a)	116,900	251,825
Lintec Corp.	13,300	296,902

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lion Corp.	63,100	$1,050,892
Lixil Corp.	67,400	1,731,497
M3 Inc.	128,500	7,572,542
Mabuchi Motor Co. Ltd.	14,200	489,591
Macnica Fuji Electronics Holdings Inc.	45,900	1,079,093
Makino Milling Machine Co. Ltd.	12,800	460,519
Makita Corp.	64,200	2,979,646
Mandom Corp.	17,400	252,941
Mani Inc.	23,200	395,478
Marubeni Corp.	464,000	3,937,188
Maruha Nichiro Corp.	16,900	381,277
Marui Group Co. Ltd.	55,400	1,087,153
Maruichi Steel Tube Ltd.	21,500	488,517
Maruwa Co. Ltd./Aichi	6,800	762,191
Maruzen Showa Unyu Co.Ltd.	9,000	274,855
Matsui Securities Co. Ltd.	57,000	408,920
MatsukiyoCocokara & Co.	29,490	1,307,572
Mazda Motor Corp.(a)	132,500	1,191,741
McDonald’s Holdings Co. Japan Ltd.(b)	10,100	451,385
Mebuki Financial Group Inc.	472,900	968,270
Medipal Holdings Corp.	55,000	995,072
Megmilk Snow Brand Co. Ltd.	18,200	352,168
Meidensha Corp.	20,500	431,511
MEIJI Holdings Co.Ltd.	28,200	1,779,666
Meitec Corp.	8,800	529,298
Menicon Co. Ltd.	18,800	705,832
Mercari Inc.(a)	26,500	1,433,900
Milbon Co. Ltd.	9,800	586,765
Minebea Mitsumi Inc.	85,300	2,159,542
Mirai Corp.	1,249	576,639
Mirait Holdings Corp.	28,100	540,439
Misumi Group Inc.	69,300	2,898,384
Mitsubishi Chemical Holdings Corp.	342,500	2,835,017
Mitsubishi Corp.	356,100	11,323,253
Mitsubishi Electric Corp.	511,300	6,866,469
Mitsubishi Estate Co. Ltd.	303,000	4,604,686
Mitsubishi Estate Logistics REIT Investment Corp.	210	908,074
Mitsubishi Gas Chemical Co. Inc.	64,100	1,290,092
Mitsubishi HC Capital Inc.	244,530	1,226,122
Mitsubishi Heavy Industries Ltd.	70,300	1,797,772
Mitsubishi Logistics Corp.	21,200	592,019
Mitsubishi Materials Corp.	50,900	988,110
Mitsubishi Motors Corp.(a)	536,800	1,718,040
Mitsubishi UFJ Financial Group Inc.	3,409,200	18,694,329
Mitsui & Co. Ltd.	442,200	10,119,531
Mitsui Chemicals Inc.	49,600	1,474,798
Mitsui Fudosan Co. Ltd.	261,100	5,969,748
Mitsui Fudosan Logistics Park Inc.	219	1,164,413
Mitsui Mining & Smelting Co. Ltd.	18,300	525,122
Mitsui OSK Lines Ltd.	40,000	2,522,059
Miura Co. Ltd.	14,100	542,363
Mixi Inc.	14,500	332,257
Mizuho Financial Group Inc.	661,450	8,729,796
Mizuho Leasing Co. Ltd.	19,600	605,576
Mochida Pharmaceutical Co. Ltd.	20,000	583,229
Money Forward Inc.(a)	17,800	1,209,561
MonotaRO Co. Ltd.	79,700	1,816,503
Mori Hills REIT Investment Corp.	536	726,730
Mori Trust Hotel Reit Inc.	455	564,930
Mori Trust Sogo REIT Inc.	325	419,880
Security	Shares	Value

Japan (continued)
Morinaga & Co. Ltd./Japan	15,200	$537,149
Morinaga Milk Industry Co. Ltd.	16,600	972,838
MOS Food Services Inc.	19,200	535,381
MS&AD Insurance Group Holdings Inc.	112,700	3,641,037
Murata Manufacturing Co. Ltd.	164,400	12,194,954
Nabtesco Corp.	23,400	759,414
Nachi-Fujikoshi Corp.	23,300	882,608
Nagase & Co. Ltd.	32,100	543,317
Nagoya Railroad Co. Ltd.(a)	55,900	923,619
Nakanishi Inc.	27,700	642,508
Nankai Electric Railway Co. Ltd.	42,900	851,426
NEC Corp.	59,000	3,020,918
NEC Networks & System Integration Corp.	55,300	889,803
NET One Systems Co. Ltd.	29,800	977,242
Nexon Co. Ltd.	133,900	2,279,131
NGK Insulators Ltd.	66,500	1,107,301
NGK Spark Plug Co. Ltd.	46,700	746,032
NH Foods Ltd.	13,000	457,180
NHK Spring Co. Ltd.	70,800	534,100
Nichias Corp.	19,300	472,560
Nichirei Corp.	30,600	745,276
Nidec Corp.	126,800	14,044,093
Nifco Inc./Japan	23,900	762,399
Nihon Kohden Corp.	25,100	798,663
Nihon M&A Center Holdings Inc.	99,200	3,045,875
Nihon Parkerizing Co. Ltd.	37,500	374,150
Nihon Unisys Ltd.	22,400	629,368
Nikkon Holdings Co. Ltd.	47,200	922,161
Nikon Corp.	90,800	1,001,138
Nintendo Co. Ltd.	33,900	14,972,170
Nippn Corp., New	15,000	214,931
Nippo Corp.	45,300	1,602,529
Nippon Accommodations Fund Inc.	159	885,852
Nippon Building Fund Inc.	379	2,462,342
Nippon Ceramic Co. Ltd.	8,500	220,823
Nippon Densetsu Kogyo Co. Ltd.	14,800	228,126
Nippon Electric Glass Co. Ltd.	40,100	1,023,871
Nippon Express Co.Ltd.	12,000	751,134
Nippon Gas Co. Ltd.	38,700	480,019
Nippon Kayaku Co. Ltd.	49,000	516,072
Nippon Light Metal Holdings Co. Ltd.	46,270	767,955
Nippon Paint Holdings Co. Ltd.	208,800	2,234,125
Nippon Paper Industries Co. Ltd.	34,800	356,710
Nippon Prologis REIT Inc.	458	1,529,735
Nippon REIT Investment Corp.	193	741,932
Nippon Sanso Holdings Corp.	51,600	1,218,202
Nippon Seiki Co. Ltd.	45,900	461,782
Nippon Shinyaku Co. Ltd.	7,000	560,815
Nippon Shokubai Co. Ltd.	8,700	454,529
Nippon Soda Co. Ltd.	10,100	303,462
Nippon Steel Corp.	244,400	4,285,007
Nippon Suisan Kaisha Ltd.	98,500	559,805
Nippon Telegraph & Telephone Corp.	358,800	10,053,193
Nippon Yusen KK	44,600	3,213,755
Nipro Corp.	40,300	409,515
Nishimatsu Construction Co. Ltd.	39,900	1,150,922
Nishi-Nippon Financial Holdings Inc.	56,300	328,282
Nishi-Nippon Railroad Co. Ltd.	20,500	504,983
Nissan Chemical Corp.	33,400	1,858,998
Nissan Motor Co. Ltd.(a)	662,800	3,373,558

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nisshin Oillio Group Ltd. (The)	17,300	$458,590
Nisshin Seifun Group Inc.	56,900	898,485
Nisshinbo Holdings Inc.	43,700	337,299
Nissin Foods Holdings Co. Ltd.	16,700	1,276,545
Nitori Holdings Co. Ltd.	19,100	3,508,870
Nitta Corp.	12,000	275,102
Nitto Boseki Co. Ltd.	11,200	358,988
Nitto Denko Corp.	45,300	3,539,747
Nittoku Co. Ltd.	15,400	535,389
Noevir Holdings Co. Ltd.	10,900	533,173
NOF Corp.	10,600	531,978
NOK Corp.	36,300	421,362
Nomura Co. Ltd.	40,400	398,321
Nomura Holdings Inc.	879,000	4,186,251
Nomura Real Estate Holdings Inc.	30,500	743,571
Nomura Real Estate Master Fund Inc.	745	1,115,612
Nomura Research Institute Ltd.	72,300	2,894,462
NS Solutions Corp.	13,800	463,864
NSD Co.Ltd.	30,500	581,162
NSK Ltd.	128,100	860,762
NTN Corp.(a)	322,900	700,218
NTT Data Corp.	139,400	2,796,478
NTT UD REIT Investment Corp.	663	880,092
Obayashi Corp.	128,100	1,081,450
OBIC Business Consultants Co. Ltd.	10,300	508,462
Obic Co.Ltd.	16,000	2,958,778
Odakyu Electric Railway Co. Ltd.	69,500	1,506,719
Ogaki Kyoritsu Bank Ltd. (The)	14,000	232,652
Ohsho Food Service Corp.	9,800	514,623
Oji Holdings Corp.	263,800	1,307,587
Oki Electric Industry Co. Ltd.	40,400	331,851
Okinawa Electric Power Co. Inc. (The)	20,200	247,822
OKUMA Corp.	7,000	333,540
Okumura Corp.	42,200	1,089,793
Olympus Corp.	335,700	7,272,284
Omron Corp.	52,600	5,030,382
One REIT Inc.	152	407,650
Ono Pharmaceutical Co. Ltd.	78,000	1,636,575
Open House Co. Ltd.	27,600	1,760,136
Oracle Corp. Japan	7,000	662,371
Organo Corp.	5,100	323,993
Oriental Land Co. Ltd.	54,900	8,670,889
ORIX Corp.	362,000	7,195,217
Orix JREIT Inc.	671	1,113,259
Osaka Gas Co. Ltd.	75,700	1,220,131
OSG Corp.	33,200	552,346
Otsuka Corp.	17,000	837,361
Otsuka Holdings Co. Ltd.	108,800	4,302,958
Outsourcing Inc.	60,500	1,160,592
Paltac Corp.	9,300	411,802
Pan Pacific International Holdings Corp.	125,400	2,633,009
Panasonic Corp.	645,700	7,984,741
Paramount Bed Holdings Co. Ltd.	17,600	328,400
Park24 Co. Ltd.(a)	53,900	825,627
Penta-Ocean Construction Co. Ltd.	84,000	578,838
PeptiDream Inc.(a)	27,200	657,484
Persol Holdings Co. Ltd.	57,000	1,532,083
Pigeon Corp.	32,800	759,523
Pilot Corp.	11,800	432,751
PKSHA Technology Inc.(a)(b)	9,400	147,393
Security	Shares	Value

Japan (continued)
Pola Orbis Holdings Inc.	63,200	$1,349,430
Prestige International Inc.	66,300	454,640
Prima Meat Packers Ltd.	13,100	307,895
Rakus Co. Ltd.	47,800	1,514,993
Rakuten Group Inc.	257,400	2,818,022
Recruit Holdings Co. Ltd.	386,600	25,716,245
Relo Group Inc.	36,900	767,515
Renesas Electronics Corp.(a)	329,800	4,057,009
Rengo Co. Ltd.	52,700	399,631
RENOVA Inc.(a)	24,400	1,073,377
Resona Holdings Inc.	651,600	2,447,800
Resorttrust Inc.	32,100	568,849
Ricoh Co. Ltd.	201,500	1,962,174
Rinnai Corp.	5,000	513,362
Rock Field Co. Ltd.(b)	27,600	407,433
Rohm Co. Ltd.	14,800	1,353,275
Rohto Pharmaceutical Co. Ltd.	32,400	989,939
Rorze Corp.	9,100	872,213
Round One Corp.	31,000	373,015
RPA Holdings Inc.(a)	24,900	95,616
RS Technologies Co. Ltd.	8,800	478,552
Ryohin Keikaku Co. Ltd.	64,700	1,274,994
Sakai Moving Service Co. Ltd.	6,200	255,308
Sakata Seed Corp.	17,700	534,010
San-A Co. Ltd.	7,400	266,647
SanBio Co. Ltd.(a)(b)	15,800	166,773
Sangetsu Corp.	36,100	496,753
San-in Godo Bank Ltd. (The)	114,300	559,378
Sanken Electric Co. Ltd.	17,400	914,792
Sankyo Co. Ltd.	15,600	378,642
Sankyu Inc.	18,800	848,759
Sanrio Co. Ltd.	24,600	551,181
Sansan Inc.(a)	9,900	1,150,265
Santen Pharmaceutical Co. Ltd.	76,300	1,075,445
Sanwa Holdings Corp.	74,900	873,608
Sapporo Holdings Ltd.	21,000	455,640
Sato Holdings Corp.	43,600	1,004,966
Sawai Group Holdings Co. Ltd.	14,700	648,479
SBI Holdings Inc.	65,300	1,692,541
SCREEN Holdings Co. Ltd.	11,000	1,022,441
SCSK Corp.	14,400	291,414
Secom Co. Ltd.	55,700	3,797,206
Sega Sammy Holdings Inc.	67,300	957,034
Seibu Holdings Inc.(a)	72,500	791,956
Seiko Epson Corp.	67,300	1,198,348
Seino Holdings Co. Ltd.	45,100	546,427
Seiren Co. Ltd.	47,500	958,659
Sekisui Chemical Co. Ltd.	75,000	1,232,154
Sekisui House Ltd.	192,400	4,000,145
Senko Group Holdings Co.Ltd.	66,600	592,383
Seria Co. Ltd.	20,700	683,383
Seven & i Holdings Co. Ltd.	218,700	9,182,068
Seven Bank Ltd.	420,300	888,492
SG Holdings Co. Ltd.	82,200	2,064,131
Sharp Corp.	66,900	789,098
Shibaura Machine Co. Ltd.	10,400	242,435
SHIFT Inc.(a)	6,800	1,568,209
Shiga Bank Ltd. (The)	14,300	231,394
Shikoku Electric Power Co. Inc.	54,100	352,342
Shima Seiki Manufacturing Ltd.	16,100	309,580

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	63,200	$2,567,641
Shimamura Co. Ltd.	9,900	838,257
Shimano Inc.	18,800	5,245,452
Shimizu Corp.	122,000	893,875
Shin-Etsu Chemical Co. Ltd.	101,800	18,154,303
Shinko Electric Industries Co. Ltd.	37,100	1,494,653
Shinsei Bank Ltd.	101,600	1,677,892
Shionogi & Co. Ltd.	66,600	4,342,337
Ship Healthcare Holdings Inc.	23,600	619,886
Shiseido Co. Ltd.	113,400	7,566,834
Shizuoka Bank Ltd. (The)	129,600	1,043,589
SHO-BOND Holdings Co. Ltd.	13,200	552,940
Shochiku Co. Ltd.(a)	3,500	380,843
Showa Denko KK	35,500	890,341
Skylark Holdings Co. Ltd.(a)	56,100	760,132
SMC Corp.	15,600	9,309,535
SMS Co. Ltd.	27,100	1,051,435
Softbank Corp.	814,500	11,117,661
SoftBank Group Corp.	358,800	19,424,485
Sohgo Security Services Co. Ltd.	11,000	470,621
Sojitz Corp.	84,660	1,396,809
Sompo Holdings Inc.	73,400	3,183,126
Sony Group Corp.	359,900	41,675,083
Sosei Group Corp.(a)	46,000	735,661
Sotetsu Holdings Inc.	48,900	945,865
Square Enix Holdings Co. Ltd.	16,900	925,783
Stanley Electric Co. Ltd.	12,600	317,585
Starts Corp. Inc.	15,900	382,089
Subaru Corp.	141,500	2,775,492
Sugi Holdings Co. Ltd.	10,600	758,974
SUMCO Corp.	67,600	1,291,742
Sumitomo Bakelite Co. Ltd.	19,300	867,393
Sumitomo Chemical Co. Ltd.	466,900	2,300,096
Sumitomo Corp.	302,000	4,303,398
Sumitomo Dainippon Pharma Co. Ltd.	61,400	868,292
Sumitomo Electric Industries Ltd.	243,700	3,234,597
Sumitomo Forestry Co. Ltd.	41,100	785,049
Sumitomo Heavy Industries Ltd.	41,200	1,060,714
Sumitomo Metal Mining Co. Ltd.	64,400	2,498,223
Sumitomo Mitsui Construction Co. Ltd.	72,700	308,513
Sumitomo Mitsui Financial Group Inc.	356,300	11,561,805
Sumitomo Mitsui Trust Holdings Inc.	73,400	2,414,407
Sumitomo Osaka Cement Co. Ltd.	12,700	355,865
Sumitomo Realty & Development Co. Ltd.	71,800	2,594,845
Sumitomo Rubber Industries Ltd.	68,700	846,663
Sumitomo Warehouse Co. Ltd. (The)	49,000	787,759
Sundrug Co. Ltd.	20,200	591,175
Suntory Beverage & Food Ltd.	17,100	663,521
Suruga Bank Ltd.	114,700	420,766
Suzuken Co. Ltd.	49,400	1,375,194
Suzuki Motor Corp.	106,200	4,736,187
Sysmex Corp.	49,200	6,100,347
Systena Corp.	25,200	465,690
T&D Holdings Inc.	140,900	1,807,135
Tadano Ltd.	66,400	725,093
Taiheiyo Cement Corp.	34,900	741,494
Taikisha Ltd.	14,800	422,697
Taisei Corp.	46,700	1,465,406
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	654,665
Taiyo Holdings Co. Ltd.	13,400	358,240
Security	Shares	Value

Japan (continued)
Taiyo Yuden Co. Ltd.	29,900	$1,515,524
Takara Bio Inc.	26,500	691,567
Takara Holdings Inc.	81,400	1,113,410
Takasago Thermal Engineering Co. Ltd.	39,600	724,432
Takashimaya Co. Ltd.	65,400	605,558
Takeda Pharmaceutical Co. Ltd.	458,454	12,866,884
Takeuchi Manufacturing Co. Ltd.	28,600	734,286
Takuma Co. Ltd.	50,400	659,303
TDK Corp.	114,700	4,169,688
TechnoPro Holdings Inc.	33,300	1,064,243
Teijin Ltd.	55,400	743,620
Terumo Corp.	185,700	8,192,301
THK Co. Ltd.	34,200	735,424
TIS Inc.	56,200	1,531,049
TKC Corp.	15,200	465,974
Toagosei Co. Ltd.	63,300	707,446
Tobu Railway Co. Ltd.	50,400	1,254,840
Tocalo Co. Ltd.	54,900	673,230
Toda Corp.	65,400	411,997
Toei Co. Ltd.	2,700	529,637
Toho Co. Ltd.	15,100	709,461
Toho Gas Co. Ltd.	21,000	622,071
Toho Holdings Co. Ltd.	20,600	333,513
Tohoku Electric Power Co. Inc.	113,700	737,701
Tokai Carbon Co. Ltd.	68,500	896,030
TOKAI Holdings Corp.	60,000	455,598
Tokai Rika Co. Ltd.	55,200	772,672
Tokai Tokyo Financial Holdings Inc.	164,500	570,271
Tokio Marine Holdings Inc.	176,000	9,269,919
Tokuyama Corp.	20,100	344,199
Tokyo Century Corp.	11,200	641,265
Tokyo Electric Power Co. Holdings Inc.(a)	447,100	1,238,468
Tokyo Electron Ltd.	43,300	20,179,225
Tokyo Gas Co. Ltd.	77,900	1,351,794
Tokyo Ohka Kogyo Co. Ltd.	12,600	801,037
Tokyo Seimitsu Co. Ltd.	18,000	732,889
Tokyo Steel Manufacturing Co. Ltd.	116,200	1,293,044
Tokyo Tatemono Co. Ltd.	64,300	945,107
Tokyu Corp.	109,000	1,536,704
Tokyu Fudosan Holdings Corp.	139,700	809,479
Tokyu REIT Inc.	441	739,909
Tomy Co. Ltd.	51,600	489,748
Topcon Corp.	44,700	796,956
Toppan Inc.	68,700	1,108,964
Toray Industries Inc.	406,300	2,531,865
Toshiba Corp.	113,900	4,912,750
Toshiba TEC Corp.	14,100	555,138
Tosoh Corp.	66,200	1,114,875
Totetsu Kogyo Co. Ltd.	9,700	211,048
TOTO Ltd.	35,300	1,705,495
Toyo Ink SC Holdings Co. Ltd.	17,600	309,956
Toyo Seikan Group Holdings Ltd.	68,600	814,559
Toyo Suisan Kaisha Ltd.	12,400	534,305
Toyo Tire Corp.	32,500	540,423
Toyobo Co. Ltd.	30,300	363,822
Toyoda Gosei Co. Ltd.	20,900	427,662
Toyota Boshoku Corp.	23,500	451,836
Toyota Industries Corp.	42,500	3,613,035
Toyota Motor Corp.	2,979,100	52,563,702
Toyota Tsusho Corp.	45,200	1,960,603

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Trancom Co. Ltd.	2,400	$168,396
Trend Micro Inc.	18,200	1,028,671
Trusco Nakayama Corp.	23,200	560,974
TS Tech Co. Ltd.	29,200	390,697
Tsubaki Nakashima Co. Ltd.	77,500	1,085,229
Tsubakimoto Chain Co.	12,800	378,206
Tsumura & Co.	26,900	838,350
Tsuruha Holdings Inc.	5,200	641,395
Ube Industries Ltd.	48,800	909,210
Ulvac Inc.	16,600	931,343
Unicharm Corp.	112,000	4,529,593
United Urban Investment Corp.	685	853,893
Universal Entertainment Corp.(a)	14,700	349,198
Ushio Inc.	38,900	695,936
USS Co. Ltd.	64,700	1,042,853
Valor Holdings Co. Ltd.	17,900	379,105
Wacoal Holdings Corp.	23,700	474,622
Wacom Co. Ltd.	109,600	709,009
Welcia Holdings Co. Ltd.	15,200	567,437
West Japan Railway Co.	53,300	2,516,061
Yakult Honsha Co. Ltd.	37,100	1,874,595
Yamada Holdings Co. Ltd.	243,700	931,250
Yamaguchi Financial Group Inc.	78,300	437,111
Yamaha Corp.	34,100	2,154,372
Yamaha Motor Co. Ltd.	68,700	1,914,930
Yamato Holdings Co. Ltd.	74,600	1,833,906
Yamato Kogyo Co. Ltd.	19,500	653,841
Yamazaki Baking Co. Ltd.	49,800	756,502
Yaoko Co. Ltd.	6,700	398,807
Yaskawa Electric Corp.	64,700	2,802,290
Yokogawa Electric Corp.	63,300	1,264,876
Yokohama Rubber Co. Ltd. (The)	80,000	1,353,692
Yoshinoya Holdings Co. Ltd.	19,500	380,218
Z Holdings Corp.	770,700	4,784,519
Zenkoku Hosho Co. Ltd.	17,000	821,519
Zensho Holdings Co. Ltd.	35,400	817,620
Zeon Corp.	42,100	499,474
Zojirushi Corp.	15,400	213,600
ZOZO Inc.	44,300	1,421,966
		1,376,461,361
Netherlands — 5.5%
Aalberts NV	40,231	2,226,730
ABN AMRO Bank NV, CVA(c)	114,296	1,681,032
Adyen NV(a)(c)	5,617	16,948,225
Aegon NV	473,113	2,399,765
AerCap Holdings NV(a)	38,675	2,283,372
Akzo Nobel NV	54,117	6,218,962
Alfen Beheer BV(a)(b)(c)	10,301	1,160,388
Arcadis NV	21,707	1,058,013
ArcelorMittal SA	203,826	6,893,422
Argenx SE(a)	14,303	4,306,046
ASM International NV	13,312	6,024,806
ASML Holding NV.	119,332	97,004,935
ASR Nederland NV	51,332	2,399,474
Basic-Fit NV(a)(c)	19,575	950,480
BE Semiconductor Industries NV	16,857	1,540,152
Boskalis Westminster	22,370	667,168
Corbion NV	11,203	531,946
Davide Campari-Milano NV	174,715	2,481,679
Eurocommercial Properties NV	15,783	368,369
Security	Shares	Value

Netherlands (continued)
Euronext NV(c)	24,026	$2,703,031
EXOR NV	32,141	3,031,890
Flow Traders(c)	30,430	1,032,799
Heineken Holding NV	37,056	3,434,166
Heineken NV	72,837	8,062,258
IMCD NV	19,590	4,349,854
ING Groep NV	1,082,667	16,422,870
InPost SA(a)	49,341	704,480
Intertrust NV(a)(c)	29,329	443,469
Just Eat Takeaway.com NV(a)(c)	42,918	3,083,026
Just Eat Takeaway.com NV(a)(b)(c)	10,816	775,264
Koninklijke Ahold Delhaize NV	293,988	9,564,151
Koninklijke BAM Groep NV(a)	131,867	382,737
Koninklijke DSM NV.	50,108	10,947,505
Koninklijke KPN NV	1,059,287	3,165,079
Koninklijke Philips NV	251,747	11,876,207
Koninklijke Vopak NV	22,787	906,874
Mediaset NV	152,186	427,512
NN Group NV	85,729	4,582,795
NSI NV	5,707	228,926
OCI NV(a)	30,559	866,302
Pharming Group NV(a)(b)	429,175	360,677
PostNL NV	164,382	713,438
Prosus NV.	264,857	23,329,394
QIAGEN NV(a)	67,449	3,710,642
Randstad NV	38,804	2,787,966
Rhi Magnesita NV	15,692	721,140
Royal Dutch Shell PLC, Class A	1,167,269	26,740,820
Royal Dutch Shell PLC, Class B	1,021,627	23,445,034
SBM Offshore NV	54,530	860,935
Shop Apotheke Europe NV(a)(c)	9,035	1,370,162
Signify NV(c)	41,892	2,029,935
Stellantis NV	587,676	11,732,627
TKH Group NV	11,733	668,394
Universal Music Group NV	205,180	5,956,978
Universal Music Group NV	5,165	149,955
Wolters Kluwer NV	74,930	7,846,552
		356,560,808
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	226,255	1,065,762
Auckland International Airport Ltd.(a)	350,830	2,010,915
Chorus Ltd.	140,635	642,225
Contact Energy Ltd.	223,646	1,312,317
Fisher & Paykel Healthcare Corp. Ltd.	174,663	3,913,063
Fletcher Building Ltd.	332,969	1,712,564
Goodman Property Trust	371,736	662,855
Infratil Ltd.	345,004	2,047,063
Mercury NZ Ltd.	144,663	636,207
Meridian Energy Ltd.	390,299	1,398,166
Ryman Healthcare Ltd.	175,292	1,814,136
SKYCITY Entertainment Group Ltd.	231,018	529,752
Spark New Zealand Ltd.	556,807	1,822,804
Summerset Group Holdings Ltd.	78,700	818,765
Xero Ltd.(a)	36,856	4,202,424
Z Energy Ltd.	191,041	492,840
		25,081,858
Norway — 0.9%
Adevinta ASA(a)	72,878	1,203,817
Aker ASA, Class A	9,959	917,926

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Atea ASA	30,245	$565,158
Austevoll Seafood ASA	54,758	741,346
Bakkafrost P/F	12,163	1,125,125
Bank Norwegian ASA	40,388	500,075
Borregaard ASA	29,612	719,081
DNB Bank ASA	274,978	6,543,562
DNO ASA(a)	195,130	284,532
Entra ASA(c)	36,190	903,047
Equinor ASA	272,981	6,916,882
Gjensidige Forsikring ASA	54,662	1,361,009
Kahoot! ASA(a)(b)	161,024	965,376
Kongsberg Gruppen ASA	32,363	1,062,058
Leroy Seafood Group ASA	127,992	1,163,665
Mowi ASA	117,406	3,404,442
NEL ASA(a)(b)	451,710	956,390
Nordic Semiconductor ASA(a)	51,383	1,526,599
Norsk Hydro ASA	425,266	3,123,777
Orkla ASA	179,901	1,749,791
Salmar ASA	14,934	1,139,322
Scatec ASA	43,128	850,698
Schibsted ASA, Class A	8,242	425,824
Schibsted ASA, Class B	42,167	1,903,727
SpareBank 1 SMN	73,390	1,222,410
SpareBank 1 SR-Bank ASA	85,416	1,310,000
Storebrand ASA	178,645	1,915,991
Subsea 7 SA	82,724	742,572
Telenor ASA	221,579	3,501,060
TGS ASA	58,737	541,709
Tomra Systems ASA	44,905	2,902,242
Veidekke ASA	33,537	482,735
Yara International ASA	54,235	2,834,477
		55,506,425
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	2,693,605	485,969
EDP - Energias de Portugal SA	861,475	4,860,993
EDP Renovaveis SA	72,440	2,018,149
Galp Energia SGPS SA	169,619	1,761,992
Jeronimo Martins SGPS SA	71,100	1,610,955
Navigator Co. SA (The)	73,594	287,647
NOS SGPS SA	85,125	332,017
REN - Redes Energeticas Nacionais SGPS SA	133,511	406,683
Sonae SGPS SA	622,109	684,807
		12,449,212
Singapore — 1.1%
Ascendas REIT	909,712	2,083,632
Ascott Residence Trust	625,853	478,563
CapitaLand China Trust	313,180	283,649
CapitaLand Integrated Commercial Trust.	1,164,835	1,854,948
Capitaland Investment Ltd/Singapore(a)	738,600	1,884,156
CDL Hospitality Trusts(b)	313,300	278,790
City Developments Ltd.	181,700	986,351
ComfortDelGro Corp. Ltd.(b)	805,200	933,217
DBS Group Holdings Ltd.	520,800	12,169,979
ESR-REIT	862,851	307,133
Frasers Centrepoint Trust	296,819	530,771
Frasers Logistics & Commercial Trust(b)	1,588,187	1,788,350
Genting Singapore Ltd.	2,495,100	1,442,673
Golden Agri-Resources Ltd.	2,311,500	453,342
Keppel Corp. Ltd.	450,700	1,798,558
Security	Shares	Value

Singapore (continued)
Keppel DC REIT	412,750	$730,848
Keppel Infrastructure Trust	3,482,200	1,368,607
Keppel REIT	554,200	463,845
Manulife US Real Estate Investment Trust	414,916	295,207
Mapletree Industrial Trust	234,940	479,599
Mapletree Logistics Trust	1,481,373	2,221,369
Mapletree North Asia Commercial Trust	626,500	474,716
NetLink NBN Trust(b)	1,844,400	1,394,518
OUE Commercial Real Estate Investment Trust	827,648	276,190
Oversea-Chinese Banking Corp. Ltd.(b)	984,100	8,602,831
Parkway Life REIT	132,900	459,261
SATS Ltd.(a)(b)	200,300	622,960
Sea Ltd., ADR(a)	19,536	6,711,983
Sembcorp Industries Ltd.(b)	942,200	1,406,212
Sembcorp Marine Ltd.(a)(b)	5,401,788	316,645
Silverlake Axis Ltd.(b)	3,844,400	912,079
Singapore Airlines Ltd.(a)	367,500	1,415,628
Singapore Exchange Ltd.	82,500	592,078
Singapore Post Ltd.(b)	424,600	206,404
Singapore Press Holdings Ltd.	466,900	691,250
Singapore Technologies Engineering Ltd.	411,300	1,168,020
Singapore Telecommunications Ltd.	2,307,900	4,281,698
Starhill Global REIT	482,700	231,155
Suntec REIT.	641,400	710,119
United Overseas Bank Ltd.	330,500	6,569,790
UOL Group Ltd.	144,200	773,406
Venture Corp. Ltd.	74,600	1,042,035
Wilmar International Ltd.	619,000	1,979,031
Yangzijiang Shipbuilding Holdings Ltd.	692,800	731,423
		74,403,019
Spain — 2.1%
Acciona SA	3,898	748,583
Acerinox SA	47,277	658,206
ACS Actividades de Construccion y Servicios SA	72,401	1,897,602
Aena SME SA(a)(c)	19,865	3,262,558
Almirall SA	30,165	448,574
Amadeus IT Group SA(a)	129,739	8,679,262
Applus Services SA	48,427	438,336
Banco Bilbao Vizcaya Argentaria SA	1,892,667	13,245,122
Banco de Sabadell SA(a)	1,647,835	1,326,172
Banco Santander SA	4,841,010	18,362,353
Bankinter SA	231,642	1,275,423
Befesa SA(c)	13,462	1,001,568
CaixaBank SA	1,349,251	3,878,644
Cellnex Telecom SA(c)	141,338	8,692,242
Cia. de Distribucion Integral Logista Holdings SA	20,542	437,805
Cie. Automotive SA	18,150	494,040
Construcciones y Auxiliar de Ferrocarriles SA(a)	20,184	889,148
Ebro Foods SA	21,409	424,689
Enagas SA	23,187	520,304
Endesa SA	79,743	1,839,090
Faes Farma SA	99,655	406,430
Ferrovial SA	158,135	4,992,013
Fluidra SA	39,187	1,496,669
Gestamp Automocion SA(a)(c)	53,591	239,609
Grifols SA	84,543	1,934,599
Grupo Catalana Occidente SA	33,395	1,187,092
Iberdrola SA	1,642,618	19,396,918
Indra Sistemas SA(a)	44,978	543,979
Industria de Diseno Textil SA	315,077	11,413,422

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Inmobiliaria Colonial Socimi SA	105,509	$1,025,754
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	248,935	499,770
Mapfre SA	728,908	1,543,312
Mediaset Espana Comunicacion SA(a)	67,564	351,468
Melia Hotels International SA(a)	50,997	376,441
Merlin Properties Socimi SA	118,262	1,280,739
Naturgy Energy Group SA(b)	82,420	2,165,658
Neinor Homes SA(c)	16,719	215,305
Pharma Mar SA	9,944	771,792
Prosegur Cia. de Seguridad SA	77,588	220,172
Red Electrica Corp. SA	57,325	1,193,606
Repsol SA	450,233	5,766,824
Sacyr SA	146,065	416,350
Siemens Gamesa Renewable Energy SA(a)	76,962	2,088,409
Solaria Energia y Medio Ambiente SA(a)	68,141	1,363,651
Tecnicas Reunidas SA(a)(b)	14,680	132,758
Telefonica SA	1,470,278	6,386,385
Viscofan SA	11,770	804,802
Zardoya Otis SA	63,407	509,840
		137,243,488
Sweden — 3.7%
AAK AB	60,792	1,329,655
AddTech AB, Class B	64,196	1,436,204
AFRY AB	24,241	721,340
Alfa Laval AB	96,186	4,125,880
Arjo AB, Class B	70,797	965,477
Assa Abloy AB, Class B	288,720	8,471,811
Atlas Copco AB, Class A	193,717	12,475,120
Atlas Copco AB, Class B	107,146	5,806,650
Avanza Bank Holding AB	41,946	1,667,591
Axfood AB	31,577	774,210
Beijer Ref AB	68,691	1,409,604
BHG Group AB(a)	83,727	965,442
BICO Group AB, Class B(a)	22,179	1,112,120
BillerudKorsnas AB	29,760	623,352
Boliden AB	84,307	2,972,176
Bonava AB, Class B	30,115	297,512
Bravida Holding AB(c)	58,401	878,429
Bure Equity AB	24,349	1,130,216
Castellum AB	77,439	2,064,030
Corem Property Group AB, Class B	251,081	833,233
Dios Fastigheter AB	35,341	411,174
Dometic Group AB(c)	85,311	1,244,300
Electrolux AB, Class B	81,613	1,852,163
Electrolux Professional AB, Class B(a)	192,904	1,490,382
Elekta AB, Class B	120,941	1,408,290
Embracer Group AB(a)	151,772	1,415,524
Epiroc AB, Class A	223,175	5,552,922
Epiroc AB, Class B	98,227	2,086,719
EQT AB	82,948	4,381,302
Essity AB, Class B	176,139	5,705,438
Evolution AB(c)	47,734	7,749,224
Fabege AB	95,713	1,620,088
Fastighets AB Balder, Class B(a)	25,326	1,836,337
Fortnox AB	31,719	2,245,593
Getinge AB, Class B	71,397	3,195,147
Granges AB	33,115	361,182
H & M Hennes & Mauritz AB, Class B	220,528	4,148,755
Hexagon AB, Class B	588,615	9,472,991
Security	Shares	Value

Sweden (continued)
Hexpol AB	120,868	$1,414,477
Holmen AB, Class B	16,209	719,616
Hufvudstaden AB, Class A	34,396	550,379
Husqvarna AB, Class B	151,414	2,157,788
ICA Gruppen AB	30,761	1,590,345
Industrivarden AB, Class A	12,433	410,142
Industrivarden AB, Class C	58,661	1,908,159
Indutrade AB	58,872	1,716,204
Instalco AB	21,729	1,155,089
Intrum AB	19,648	557,698
Investment AB Latour, Class B	34,619	1,257,480
Investor AB, Class B	535,061	12,345,956
JM AB	20,181	817,665
Kindred Group PLC	70,784	994,676
Kinnevik AB, Class B(a)	73,166	2,871,825
Kungsleden AB	51,656	709,759
L E Lundbergforetagen AB, Class B	12,414	715,707
Lifco AB, Class B	64,904	1,892,489
Lindab International AB	28,263	925,975
Loomis AB	27,318	737,662
Lundin Energy AB	68,010	2,685,947
Millicom International Cellular SA, SDR(a)	35,397	1,239,440
MIPS AB	13,245	1,599,332
Modern Times Group MTG AB, Class B(a)	31,877	365,528
Mycronic AB	25,006	580,288
NCC AB, Class B	26,370	456,896
Nibe Industrier AB, Class B	387,964	5,770,448
Nolato AB, Class B	61,810	816,168
Nordic Entertainment Group AB, Class B(a)	18,850	1,093,071
Nyfosa AB	59,456	1,003,164
Pandox AB(a)	29,679	523,218
Peab AB, Class B	51,356	645,526
PowerCell Sweden AB(a)	20,478	457,674
Resurs Holding AB(c)	44,477	239,683
Saab AB, Class B	53,055	1,479,078
Sagax AB, Class B	53,233	2,083,509
Samhallsbyggnadsbolaget i Norden AB	341,311	2,289,184
Sandvik AB	324,751	8,235,265
Securitas AB, Class B	97,727	1,619,012
Sinch AB(a)(c)	146,657	2,791,582
Skandinaviska Enskilda Banken AB, Class A	415,752	6,501,458
Skanska AB, Class B	107,525	2,733,918
SKF AB, Class B	114,823	2,666,786
SSAB AB, Class B(a)	210,177	1,050,498
Stillfront Group AB(a)	116,258	519,159
Svenska Cellulosa AB SCA, Class B	191,477	2,991,840
Svenska Handelsbanken AB, Class A	389,509	4,464,683
Sweco AB, Class B	55,231	879,461
Swedbank AB, Class A	250,622	5,435,665
Swedish Match AB	494,946	4,364,036
Swedish Orphan Biovitrum AB(a)	72,044	1,957,819
Tele2 AB, Class B	171,987	2,430,754
Telefonaktiebolaget LM Ericsson, Class B	833,299	9,095,796
Telia Co. AB	665,066	2,619,592
Thule Group AB(c)	47,500	2,744,575
Trelleborg AB, Class B	42,640	975,929
Vitrolife AB	18,164	1,182,167
Volvo AB, Class A	22,438	530,460
Volvo AB, Class B	432,872	10,094,207
Wallenstam AB, Class B	61,803	1,084,723

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Wihlborgs Fastigheter AB	61,017	$1,446,606
		243,430,819
Switzerland — 8.4%
ABB Ltd., Registered.	510,589	16,891,930
Adecco Group AG, Registered	50,614	2,549,935
Alcon Inc.	146,890	12,179,901
Allreal Holding AG, Registered.	1,730	365,802
ALSO Holding AG, Registered	1,849	548,718
Bachem Holding AG, Class B, Registered	1,987	1,599,453
Baloise Holding AG, Registered	14,771	2,353,907
Barry Callebaut AG, Registered	1,043	2,415,435
Belimo Holding AG, Registered	2,700	1,568,807
BKW AG	5,949	788,166
Bossard Holding AG, Class A, Registered	2,078	763,210
Bucher Industries AG, Registered.	793	400,221
Burckhardt Compression Holding AG	1,216	511,315
Bystronic AG, Registered	424	582,993
Cembra Money Bank AG	9,597	640,643
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	263	3,099,356
Chocoladefabriken Lindt & Spruengli AG, Registered	25	3,000,765
Cie. Financiere Richemont SA, Class A, Registered	153,750	19,026,620
Clariant AG, Registered	74,395	1,566,203
Coca-Cola HBC AG, Class DI	54,801	1,899,413
Credit Suisse Group AG, Registered	714,925	7,436,440
Daetwyler Holding AG, Bearer	2,230	867,552
DKSH Holding AG	9,782	784,073
dormakaba Holding AG	925	685,613
Dufry AG, Registered(a)	19,242	1,018,792
Emmi AG, Registered	871	908,005
EMS-Chemie Holding AG, Registered.	2,365	2,345,901
Flughafen Zurich AG, Registered(a)	6,903	1,246,592
Forbo Holding AG, Registered	361	702,323
Galenica AG(c)	4,553	333,493
Geberit AG, Registered	11,539	9,011,412
Georg Fischer AG, Registered	1,276	1,930,654
Givaudan SA, Registered	2,700	12,722,226
Gurit Holding AG, Bearer	211	365,955
Helvetia Holding AG, Registered	11,398	1,356,257
Holcim Ltd.	152,412	7,602,701
Huber + Suhner AG, Registered	6,116	543,733
Idorsia Ltd.(a)(b)	40,914	842,339
Inficon Holding AG, Registered	537	689,028
Interroll Holding AG, Registered	173	839,309
Intershop Holding AG	445	278,490
Julius Baer Group Ltd.	71,838	5,196,192
Kardex Holding AG, Registered.	2,453	756,607
Kuehne + Nagel International AG, Registered	16,864	5,311,324
Landis+Gyr Group AG.	6,840	470,234
Logitech International SA, Registered	51,107	4,275,251
Lonza Group AG, Registered	22,075	18,141,244
Medmix AG(a)(c)	8,449	403,948
Mobilezone Holding AG, Registered	24,578	330,735
Mobimo Holding AG, Registered	1,969	663,430
Nestle SA, Registered.	810,022	106,847,713
Novartis AG, Registered.	632,798	52,340,433
OC Oerlikon Corp. AG, Registered.	141,351	1,439,193
Partners Group Holding AG	6,103	10,661,661
PSP Swiss Property AG, Registered	11,382	1,422,818
Roche Holding AG, Bearer	9,576	4,118,857
Security	Shares	Value

Switzerland (continued)
Roche Holding AG, NVS	199,364	$77,232,410
Schindler Holding AG, Participation Certificates, NVS	12,017	3,129,077
Schindler Holding AG, Registered.	7,856	2,016,845
Schweiter Technologies AG, Bearer	343	492,248
SFS Group AG	4,962	668,354
SGS SA, Registered	1,407	4,165,450
Siegfried Holding AG, Registered	1,281	1,232,120
Siemens Energy AG(a)	110,118	3,160,451
SIG Combibloc Group AG	78,261	2,046,736
Sika AG, Registered	42,630	14,442,175
Softwareone Holding AG	28,087	650,829
Sonova Holding AG, Registered	16,564	6,863,650
St. Galler Kantonalbank AG, Class A, Registered	923	425,411
Stadler Rail AG(b)	14,369	630,880
STMicroelectronics NV	195,851	9,298,768
Straumann Holding AG, Registered	3,213	6,688,493
Sulzer AG, Registered	6,206	610,081
Swatch Group AG (The), Bearer	10,761	2,961,906
Swatch Group AG (The), Registered	1,746	92,886
Swiss Life Holding AG, Registered	9,184	5,038,033
Swiss Prime Site AG, Registered	27,398	2,785,453
Swiss Re AG	87,098	8,437,663
Swisscom AG, Registered	7,930	4,318,078
Tecan Group AG, Registered	4,244	2,600,308
Temenos AG, Registered	20,166	3,087,344
UBS Group AG, Registered	1,056,706	19,234,879
Valiant Holding AG, Registered	8,252	816,800
Valora Holding AG, Registered(a)	1,761	335,135
VAT Group AG(c)	8,209	3,924,154
Vifor Pharma AG.	16,931	2,186,228
Vontobel Holding AG, Registered	9,653	893,955
Zur Rose Group AG(a)	2,720	965,487
Zurich Insurance Group AG	42,293	18,745,126
		547,820,734
United Kingdom — 11.7%
3i Group PLC	298,518	5,574,830
888 Holdings PLC	161,264	844,832
Abcam PLC(a)	71,922	1,628,014
Abrdn PLC	637,094	2,214,600
Admiral Group PLC	52,918	2,078,733
AJ Bell PLC	155,921	874,882
Anglo American PLC	369,112	14,042,136
Antofagasta PLC	122,354	2,386,544
AO World PLC(a)	160,548	321,448
Ascential PLC(a)	123,475	681,815
Ashmore Group PLC	143,278	661,993
Ashtead Group PLC.	135,935	11,392,730
ASOS PLC(a)	20,303	689,303
Associated British Foods PLC	101,770	2,488,873
Assura PLC	789,757	787,920
Aston Martin Lagonda Global Holdings PLC(a)(c)	38,087	889,032
AstraZeneca PLC	439,969	55,040,696
Auto Trader Group PLC(c)	256,292	2,124,773
Avast PLC(c)	178,589	1,367,708
AVEVA Group PLC.	39,867	1,941,360
Aviva PLC	1,137,169	6,136,069
B&M European Value Retail SA	270,186	2,340,816
BAE Systems PLC	900,267	6,788,159
Balfour Beatty PLC	287,129	998,235
Barclays PLC	4,846,516	13,373,831

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	299,663	$2,720,363
Beazley PLC(a)	167,371	893,317
Bellway PLC	38,566	1,749,888
Berkeley Group Holdings (The)	34,487	2,057,101
Big Yellow Group PLC.	47,169	954,741
Blue Prism Group PLC(a)	31,526	487,106
Bodycote PLC	66,961	733,450
boohoo Group PLC(a)(b)	290,296	722,042
BP PLC	5,718,229	27,395,466
British American Tobacco PLC.	615,878	21,422,957
British Land Co. PLC (The)	226,504	1,529,349
Britvic PLC	85,762	1,042,242
BT Group PLC(a)	2,409,829	4,578,263
Bunzl PLC	93,250	3,446,528
Burberry Group PLC	119,318	3,153,464
Burford Capital Ltd.	69,621	714,123
Cairn Energy PLC	212,623	530,837
Capita PLC(a)	506,132	328,510
Capital & Counties Properties PLC.	259,756	585,860
Carnival PLC(a)	44,162	891,439
Centamin PLC	360,213	460,215
Centrica PLC(a)	1,627,268	1,343,288
Cineworld Group PLC(a)(b)	802,596	672,113
Clinigen Group PLC	51,132	428,957
Close Brothers Group PLC	46,696	920,244
Coats Group PLC	533,265	469,991
Coca-Cola Europacific Partners PLC.	60,593	3,190,221
Compass Group PLC(a)	497,807	10,563,783
Computacenter PLC	37,319	1,372,025
ConvaTec Group PLC(c)	445,987	1,304,941
Countryside Properties PLC(a)(c)	181,830	1,170,465
Cranswick PLC	25,689	1,216,422
Crest Nicholson Holdings PLC	137,363	669,238
Croda International PLC	40,016	5,179,292
Currys PLC	478,221	795,164
DCC PLC	28,601	2,386,478
Dechra Pharmaceuticals PLC	33,011	2,313,074
Derwent London PLC	21,895	1,012,770
Diageo PLC	665,477	33,108,605
Diploma PLC	34,177	1,404,576
Direct Line Insurance Group PLC	328,675	1,313,682
Domino’s Pizza Group PLC	194,672	1,031,268
Drax Group PLC	268,874	1,955,473
DS Smith PLC	445,322	2,336,014
Dunelm Group PLC	53,157	930,448
easyJet PLC(a)	199,621	1,701,591
Electrocomponents PLC.	154,538	2,377,658
Elementis PLC(a)	292,234	557,912
Endeavour Mining PLC(b)	39,200	995,837
Entain PLC(a)	174,866	4,899,944
Essentra PLC.	119,942	477,705
Euromoney Institutional Investor PLC	58,894	842,376
Evraz PLC	131,396	1,116,077
Experian PLC	263,223	12,069,090
Ferguson PLC	64,471	9,700,527
Fevertree Drinks PLC	35,428	1,100,125
Firstgroup PLC(a)	381,943	526,890
Future PLC	41,772	2,015,216
Games Workshop Group PLC	10,086	1,331,319
GB Group PLC	67,633	820,537
Security	Shares	Value

United Kingdom (continued)
Genuit Group PLC	92,614	$840,344
Genus PLC	23,262	1,763,998
GlaxoSmithKline PLC	1,395,861	28,979,232
Go-Ahead Group PLC (The)(a)	25,295	271,747
Grainger PLC.	220,853	928,873
Great Portland Estates PLC	79,402	793,977
Greatland Gold PLC(a)	3,806,411	906,334
Greggs PLC	26,949	1,126,386
Halma PLC	118,560	4,807,999
Hammerson PLC(b)	1,178,506	517,454
Hargreaves Lansdown PLC	88,707	1,866,657
Hays PLC	545,757	1,236,822
Hikma Pharmaceuticals PLC	43,622	1,437,864
Hiscox Ltd.(b)	112,883	1,284,315
HomeServe PLC.	90,724	1,061,571
Howden Joinery Group PLC	206,781	2,603,009
HSBC Holdings PLC	5,760,686	34,709,123
Ibstock PLC(c)	256,305	700,015
IG Group Holdings PLC	124,236	1,349,135
IMI PLC	88,183	1,969,291
Imperial Brands PLC	271,156	5,721,710
Inchcape PLC	145,708	1,647,117
Indivior PLC(a)	286,766	954,448
Informa PLC(a)	431,076	3,066,648
IntegraFin Holdings PLC	124,198	971,525
InterContinental Hotels Group PLC(a)	53,193	3,726,016
Intermediate Capital Group PLC	93,228	2,796,370
Intertek Group PLC	46,048	3,083,738
Investec PLC	231,440	1,050,935
ITM Power PLC(a)(b)	226,412	1,514,085
ITV PLC(a)	1,090,169	1,604,509
IWG PLC(a)	219,591	931,368
J D Wetherspoon PLC(a)	65,177	914,762
J Sainsbury PLC	524,765	2,149,363
JD Sports Fashion PLC	156,129	2,327,085
JET2 PLC(a)	51,693	860,385
John Wood Group PLC(a)	206,398	601,865
Johnson Matthey PLC.	58,481	2,185,758
Jupiter Fund Management PLC.	195,147	668,390
Kainos Group PLC	56,592	1,533,491
Keywords Studios PLC	36,794	1,428,052
Kingfisher PLC.	641,849	2,945,824
Lancashire Holdings Ltd.	119,221	825,590
Land Securities Group PLC	169,027	1,587,920
Learning Technologies Group PLC	319,744	856,793
Legal & General Group PLC	1,665,884	6,569,884
Lloyds Banking Group PLC.	19,235,516	13,164,417
London Stock Exchange Group PLC	90,680	8,827,131
LondonMetric Property PLC	206,086	737,075
M&G PLC	736,436	2,012,016
Man Group PLC	508,431	1,619,158
Marks & Spencer Group PLC(a)	554,851	1,394,754
Marshalls PLC	72,656	704,486
Mediclinic International PLC(a)	153,949	704,367
Meggitt PLC(a)	236,488	2,427,977
Melrose Industries PLC	1,307,898	2,821,849
Micro Focus International PLC	188,853	925,468
Mondi PLC	140,736	3,514,706
Moneysupermarket.com Group PLC	164,571	477,789
National Express Group PLC(a)	321,723	1,006,750

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	984,465	$12,604,658
Natwest Group PLC.	1,392,340	4,198,148
Network International Holdings PLC(a)(c)	153,310	678,114
Next PLC	39,759	4,333,310
Ninety One PLC	202,137	721,463
NMC Health PLC(a)(e)	12,146	—
Ocado Group PLC(a)	134,562	3,321,070
OSB Group PLC	177,304	1,225,380
Pagegroup PLC	148,218	1,346,883
Paragon Banking Group PLC	98,482	739,255
Pearson PLC	222,101	1,827,586
Penno Group PLC	81,321	1,297,115
Persimmon PLC	93,879	3,497,772
Petrofac Ltd.(a)(b)	97,364	172,556
Petrofac Ltd.(b)	24,341	4,830
Pets at Home Group PLC	164,549	1,086,334
Phoenix Group Holdings PLC	152,081	1,365,463
Playtech PLC(a)	138,435	1,318,609
Plus500 Ltd.	40,451	728,241
Primary Health Properties PLC	375,577	788,800
Provident Financial PLC(a)	137,379	694,033
Prudential PLC	736,436	15,029,151
QinetiQ Group PLC	183,765	678,082
Quilter PLC(c)	632,354	1,346,364
Rathbone Brothers PLC	20,966	563,700
Reach PLC	129,690	562,448
Reckitt Benckiser Group PLC.	202,051	16,403,065
Redrow PLC.	91,632	806,795
RELX PLC.	547,495	16,976,386
Renishaw PLC	16,352	1,125,163
Rentokil Initial PLC	571,790	4,602,305
Rightmove PLC	268,936	2,542,135
Rolls-Royce Holdings PLC(a)	2,353,046	4,246,870
Rotork PLC	297,179	1,436,594
Royal Mail PLC	256,285	1,477,437
RWS Holdings PLC	133,689	1,138,012
Safestore Holdings PLC	77,520	1,275,202
Sage Group PLC (The)	243,454	2,367,716
Sanne Group PLC	63,303	783,166
Savills PLC	53,840	1,044,822
Schroders PLC	37,416	1,853,357
Segro PLC	319,914	5,654,334
Senior PLC(a)	194,308	426,004
Serco Group PLC	388,838	671,684
Severn Trent PLC	67,382	2,523,608
Shaftesbury PLC	80,539	687,411
Smart Metering Systems PLC	53,716	599,867
Smith & Nephew PLC	250,443	4,325,167
Smiths Group PLC	112,313	2,085,433
Softcat PLC	49,166	1,307,370
Spectris PLC	36,724	1,889,528
Spirax-Sarco Engineering PLC	21,944	4,684,373
Spirent Communications PLC	200,755	791,261
SSE PLC	294,138	6,623,868
SSP Group PLC(a)	256,057	902,109
St. James’s Place PLC	156,407	3,378,835
Standard Chartered PLC	764,060	5,167,338
Synthomer PLC	146,492	1,015,440
Tate & Lyle PLC	140,922	1,250,111
Taylor Wimpey PLC	990,726	2,096,187
Security	Shares		Value

United Kingdom (continued)
Team17 Group PLC(a)	75,124		$729,958
Tesco PLC	2,229,783		8,232,953
TP ICAP Group PLC	243,554		517,640
Trainline PLC(a)(c)	155,364		673,591
Travis Perkins PLC	67,671		1,430,623
Tritax Big Box REIT PLC	493,368		1,518,307
Tullow Oil PLC(a)	480,084		301,488
Ultra Electronics Holdings PLC	21,890		969,981
Unilever PLC	741,826		39,718,758
UNITE Group PLC (The)	83,771		1,250,767
United Utilities Group PLC.	208,304		2,960,654
Vesuvius PLC	94,125		606,895
Victrex PLC	25,132		785,891
Virgin Money UK PLC(a)	419,338		1,165,050
Vistry Group PLC	75,679		1,267,298
Vodafone Group PLC	7,539,875		11,112,653
Weir Group PLC (The)	84,943		2,014,912
WH Smith PLC(a)	51,208		1,096,178
Whitbread PLC(a)	55,728		2,493,147
Wickes Group PLC	145,631		427,307
Workspace Group PLC.	52,593		591,644
WPP PLC	374,348		5,411,115
			763,268,777
United States — 0.0%
Vobile Group Ltd.(a)	731,000		643,171

Total Common Stocks — 98.9%
(Cost: $5,294,532,782)			6,450,862,706

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,787		408,052
Fuchs Petrolub SE, Preference Shares, NVS	25,457		1,219,508
Henkel AG & Co. KGaA, Preference Shares, NVS	51,493		4,613,129
Jungheinrich AG, Preference Shares, NVS	14,220		721,133
Porsche Automobil Holding SE, Preference Shares, NVS	45,364		4,721,323
Sartorius AG, Preference Shares, NVS.	8,464		5,482,450
Volkswagen AG, Preference Shares, NVS	52,907		11,873,993
			29,039,588
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,024,745		769,755
Total Preferred Stocks — 0.4%
(Cost: $23,173,973)			29,809,343

Rights

Germany — 0.0%
Vitesco Technologies Group AG (a)	0	(f)	11
Total Rights — 0.0%
(Cost: $0)			11

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(g)(h)(i)	45,734,821		45,757,689

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	590,000	$590,000
		46,347,689
Total Short-Term Investments — 0.7%
(Cost: $46,340,068)		46,347,689

Total Investments in Securities — 100.0%
(Cost: $5,364,046,823)		6,527,019,749

Other Assets, Less Liabilities — (0.0)%		(1,975,139)

Net Assets — 100.0%		$6,525,044,610

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Rounds to less than 1.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,852,882	$10,904,808	(a)	$—		$(125)	$124	$45,757,689	45,734,821	$293,185	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	—		(110,000	)(a)	—	—	590,000	590,000	12		—
						$(125)	$124	$46,347,689		$293,197		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	55	12/09/21	$9,636	$(151,582)
SPI 200 Index	42	12/16/21	5,778	6,597
Euro STOXX 50 Index	294	12/17/21	14,415	395,497
FTSE 100 Index	85	12/17/21	8,402	130,711
				$381,223

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$879,154,771	$5,571,707,935	$—	$6,450,862,706
Preferred Stocks	1,219,508	28,589,835	—	29,809,343
Rights	—	11	—	11
Money Market Funds	46,347,689	—	—	46,347,689
	$926,721,968	$5,600,297,781	$—	$6,527,019,749
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$532,805	$—	$532,805
Liabilities
Futures Contracts	—	(151,582)	—	(151,582)
	$—	$381,223	$—	$381,223

(a)   Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt